As filed with the Securities and Exchange Commission on June 27, 2019

Securities Act File No. 333-[        ]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Ohio National Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices) (Zip Code)

(513) 794-6100

(Registrant’s Telephone Number, including Area Code)

Copy to:

Kimberly A. Plante, Secretary Ohio National Fund, Inc. One Financial Way Montgomery, Ohio 45242	Donald S. Mendelsohn Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of a class of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

It is proposed that this filing become effective on July 27, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Information Statement

Part A - Information Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

One Financial Way Cincinnati, Ohio 45242
Post Office Box 237 Cincinnati, Ohio 45201-0237 513.794.6100 ohionational.com

[                        ], 2019

We’re contacting you to notify you that the Board of Directors (the “Board”) of the Ohio National Fund, Inc. has approved mergers involving several portfolios available within your Ohio National individual or group variable annuity contract, or variable universal life insurance policy or your National Security individual variable annuity contract or variable universal life insurance policy. The Board, after careful consideration, concluded that the mergers are in the best interests of the portfolios and their shareholders and will result in benefits to the shareholders, in part because the resulting portfolios will offer lower annual operating expenses, with managers who have proven performance.

You are receiving this notice because you have funds allocated to the affected target portfolio below. As of the close of business on August 23, 2019, or on such later date as may be deemed necessary in the judgment of the Board, any assets remaining within the target portfolio below will be transferred to the survivor portfolio and contract values that you have allocated to the target portfolio immediately prior to the merger will be allocated to the survivor portfolio. The survivor portfolio pursues similar investment strategies to the target portfolio.

Target Portfolio	Survivor Portfolio
ON ICON Balanced Portfolio	ON BlackRock Balanced Allocation Portfolio

These changes will take place automatically, and any future allocations on your contract or policy that are impacted will also be updated automatically. As a result, please note that you do not need to take any action at this time, unless you would prefer to reallocate your assets to other portfolios prior to the transfer. You may change investment allocations at any time by contacting customer service at the appropriate number below. No sales charges, redemption fees or other transaction fees will result from the transfer.

Learn more

For additional information, please see the enclosed Information Statement/Prospectus or contact one of our customer service teams. Objective, strategy and fee information for the merged portfolios will also be available online at fundinfo.ohionational.com.

Customer Service Number
ONcore individual variable annuity contracts	888.925.6446
NScore individual variable annuity contracts	877.446.6020
Variable universal life insurance policies	800.366.6654
Group variable annuity contracts	877.777.1112

Sincerely,

Michael J. DeWeirdt

President

Ohio National Fund, Inc.

INFORMATION STATEMENT FOR

ON ICON BALANCED PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

PROSPECTUS FOR

ON BLACKROCK BALANCED ALLOCATION PORTFOLIO,

A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

DATED [                    ], 2019

RELATING TO THE REORGANIZATION OF

ON ICON BALANCED PORTFOLIO WITH AND INTO

ON BLACKROCK BALANCED ALLOCATION PORTFOLIO,

EACH A SERIES OF OHIO NATIONAL FUND, INC.

This Combined Prospectus/Information Statement is furnished to you as an owner of a variable annuity contract or variable life insurance policy (collectively, “variable contracts”) having contract values allocated to the ON ICON Balanced Portfolio (the “Target Fund”), a class (herein referred to as “series”) of Ohio National Fund, Inc., a Maryland corporation (the “Corporation”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the ON BlackRock Balanced Allocation Portfolio (the “Survivor Fund”), also a series of the Corporation (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund” or “Portfolio,” and together, the “Funds” or “Portfolios.” The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. The separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”, and together with ONLI, “Ohio National Life”) and National Security Life and Annuity Company (“National Security” or “NSLAC”) and portfolios of the Corporation hold all Target Fund and Survivor Fund shares for the benefit of all owners of variable contracts. For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to such contract owners and to the separate accounts of Ohio National Life and National Security, unless the context otherwise requires.

The Board of Directors of the Corporation (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Reorganization is expected to take effect on or about [                    ], 2019, or as soon as possible thereafter. The Funds pursue different investment objectives but have substantially similar principal investment strategies. The investment objective of the Target Fund is to seek capital appreciation and income, and the investment objective of the Survivor Fund is to seek a high level of long-term total return consistent with preservation of capital. Each Fund, under normal circumstances, invests up to 75% of its total assets in equity securities and maintains a minimum of 25% of its total assets in fixed-income securities. The primary differences between the two investment strategies are that the Target Fund primarily invests in a balanced portfolio of U.S. common stocks, government securities and a variety of fixed-income obligations and may write or purchase call or put options on the securities in the Fund and the Survivor Fund primarily invests in stocks, bonds and money market instruments. Also, the Survivor Fund is managed by Ohio National Investments, Inc., with the equity component managed by a sub-adviser, whereas the Target Fund is managed by a different sub-adviser. For more information on each Fund’s investment objectives and strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated [        ], 2019 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed simultaneously with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Corporation toll free at 1-800-366-6654.

In addition, each of the following documents has been filed with the SEC and is incorporated herein by reference:

•	the Prospectus related to the Target Fund and Survivor Fund, dated May 1, 2019, filed April 25, 2019 on Form N-1A, Post-Effective Amendment No. 87 (File Nos. 811-3015; 2-67464);

•

the Statement of Additional Information related to the Target Fund and Survivor Fund, dated May 1, 2019, filed April 25, 2019 on Form N-1A, Post-Effective Amendment No. 87 (File Nos. 811-3015; 2-67464);

•

the Annual Report to shareholders of Ohio National Fund, Inc. related to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2018, filed March 6, 2019, on Form N-CSR (File No. 811-3015), which has previously been sent to shareholders of the Target Fund and Survivor Fund; and

•

the Semi-Annual Report to shareholders of Ohio National Fund, Inc. related to the Target Fund and Survivor Fund for the fiscal period ended June 30, 2018, filed September 5, 2018, on Form N-CSRS (File No. 811-3015), which has previously been sent to shareholders of the Target Fund and Survivor Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC. The Reorganization SAI, as well as the Corporation’s Prospectus, Statement of Additional Information and annual and semi-annual reports, are available upon request and without charge by writing to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling toll-free at 1-800-366-6654. They are also available, free of charge, at the Corporation’s website at www.ohionational.com. Information about the Corporation can also be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained at prescribed rates by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT [                    ], 2019.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Corporation, organized under the laws of the state of Maryland, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate classes (herein referred to as “series”) of the Corporation. The investment objective of the Target Fund is to seek capital appreciation and income, and the investment objective of the Survivor Fund is to seek a high level of long-term total return consistent with preservation of capital.

Ohio National Investments, Inc. (“Ohio National”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Fund. The Target Fund is managed by the Target Fund’s sub-adviser, ICON Advisers, Inc. (“ICON”), and the equity component of the Survivor Fund is managed by the Survivor Fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”; BlackRock and ICON are each referred to as a, “Sub-Adviser”). Ohio National manages the fixed-income component of the Survivor Fund.

Donovan “Jerry” Paul, Portfolio Manager at ICON, has been a co-portfolio manager of the Target Fund since 2014. Craig Callahan and Scott Callahan, Portfolio Managers at ICON, have been co-portfolio managers of the Target Fund since November 2017. Gary Rodmaker, CFA, FLMI, has been a co-portfolio manager of the fixed income component of the Survivor Fund since 2016. Mr. Rodmaker is Vice President, Fixed Income Securities for Ohio National Life. Nick Trivett, CFA, has been a co-portfolio manager of the fixed-income component of the Survivor Fund since January 2019. Mr. Trivett is Second Vice President, Investments for Ohio National Life. Mr. Rodmaker and Mr. Trivett are expected to continue the day-to-day management of the fixed-income component of the Combined Fund following the Reorganization. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the equity component of the Survivor Fund since February 2019, and they are expected to continue the day-to-day management of the equity component of the Combined Fund following the Reorganization.

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security and portfolios of the Corporation in connection with Ohio National Life and National Security’s variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).

The Reorganization.

The Proposed Reorganization. The Board, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Corporation.

When the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization. Contract values that you have allocated to the Target Fund immediately prior to the Reorganization will be allocated to the Survivor Fund. As a result of the Reorganization, a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because the Corporation believes that it is no longer feasible to manage the Target Fund as a separate series of the Corporation. The Target Fund is a redundant product offering. The Survivor Fund has a different investment objective as the Target Fund but the Funds have substantially similar principal investment strategies. Following the Reorganization, the Combined Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders. As a result, the Corporation believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Directors, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at meetings held on May 16, 2019 and June 19, 2019.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	after the Reorganization, shareholders will be invested in the Survivor Fund with substantially similar principal investment strategies to the Target Fund;

•

a pro forma portfolio representing 70% of the return of a mutual fund managed by the sub-adviser to the equity component of the Survivor Fund using identical investment strategies (this fund was used for comparison purposes because the sub-adviser took over management of the equity component of the Survivor Fund on February 1, 2019) and 30% of the return of a mutual fund managed by Ohio National using identical investment strategies to the Survivor Fund (this fund was used for comparison purposes because the performance of the fixed income component of the Survivor Fund is not available) out-performed the Target Fund, for periods ended March 31, 2019. The respective percentile rankings in their peer group were 18th percentile for the pro forma portfolio and 92nd percentile for the Target Fund for the 1-year period; 3rd percentile for the pro forma portfolio and 95th percentile for the Target Fund for the 3-year period; and 3rd percentile for the pro forma portfolio and 82nd percentile for the Target Fund for the 5-year period;

•	the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size;

•	the advisory fee for the Combined Fund is expected to be 0.11% less than the advisory fee for the Target Fund;

•	the Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	the Reorganization is not expected to result in any tax consequences to the owners of variable contracts;

•	neither the Target Fund nor the Survivor Fund and their respective shareholders will bear any of the costs of the Reorganization; and

•	the Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund Shares.

The Board, including all of the Independent Directors, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Directors of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Directors of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

Investment Objectives and Principal Investment Strategies

The Funds have substantially similar principal investment strategies but different investment objectives. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund. See “Comparison of the Target Fund and Survivor Fund — Comparison of Investment Objectives and Principal Investment Strategies” below.

The investment objective of the Target Fund is to seek capital appreciation and income, and the investment objective of the Survivor Fund is to seek high level of long-term total return consistent with preservation of capital. The Funds have substantially similar principal investment strategies. Each Fund, under normal circumstances, invest up to 75% of its total assets in equity securities and maintain a minimum of 25% of its total assets in fixed-income securities. The primary differences between the two investment strategies are that the Target Fund primarily invests in a balanced portfolio of U.S. common stocks, government securities and a variety of fixed-income obligations, and may write or purchase call or put options on the securities in the Fund and the Survivor Fund primarily invests in stocks, bonds and money market instruments. Also, the Survivor Fund is managed by Ohio National, with the equity component managed by a sub-adviser, whereas the Target Fund is managed by a different sub-adviser.

For information on risks, see “Comparison of the Target Fund and Survivor Fund — Risks of the Funds”, below.  The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Funds. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. These tables do not reflect fees or expenses that may be charged in connection with variable contracts issued by Ohio National Life and National Security that offer each Fund as an underlying investment option. If such charges were included, the following fees and expenses would be higher. The Annual Fund Operating Expenses table and Example table shown below are based on expenses incurred during each Fund’s fiscal year ended December 31, 2018, assuming the current advisory fees for the Survivor Fund had been in effect throughout 2018. The Target Fund and the Survivor Fund columns show expenses based on the average daily net assets of the applicable fund for the fiscal year 2018. The pro forma column shows expenses of the Combined Fund based on the combined assets of the Target Fund and Survivor Fund on December 31, 2018, as if the Reorganization had occurred on that date, and assumes that the current advisory fees for the Survivor Fund had been in effect for the Combined Fund on December 31, 2018. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund	Pro Forma Combined Fund
Management Fees	0.60%	0.58%	0.49%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other expenses	0.04%	0.17%	0.04%
Acquired Fund Fees and Expenses	0.08%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.72%	0.75%	0.53%

EXAMPLE

This Example is intended to help you compare the cost of investing your variable contract assets in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$74	$230	$401	$894
Survivor Fund	$77	$240	$417	$930
Pro Forma — Combined Fund	$54	$170	$296	$665

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 47% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 225% of the average value of its portfolio.

Federal Tax Consequences

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is expected that the Reorganization will not be a taxable event for owners of variable contracts, regardless of the tax status of the Reorganization, and any dividend declared as described below will not be taxable to owners of variable contracts.

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds or the insurance company separate accounts that hold shares of the Funds as a direct result of the Reorganization. However, because the Reorganization will cause the Target Fund’s tax year to end on a date earlier than the last day of its normal tax year, the Reorganization may accelerate distributions from the Target Fund to the insurance company separate accounts as shareholders of the Target Fund. In particular, the Target Fund will recognize net gains or losses on the sales of any securities (net of any available capital loss carryforwards) in the period ending on the closing date, and, on or before that date, the Target Fund must declare a dividend paying out any such net gains, together with any other undistributed income or gains, to the insurance company separate accounts as shareholders of the Target Fund. Also, to the extent that the Target Fund holds any securities that are marked to market in connection with the Reorganization, it will recognize and be required to pay out any net gain from such securities. The insurance company separate accounts, as shareholders, and the owners of variable contracts, are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Purchase and Redemption of Fund Shares” and “ —Frequent Purchases and Redemption of Fund Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

Because of their substantially similar investment strategies, the primary risks associated with an investment in the Survivor Fund are similar to those associated with an investment in the Target Fund. Primary investment risks for both Funds include market risk, interest rate risk, credit risk, liquidity risk, issuer risk, call risk and prepayment risk. However, the Target Fund also has options risk, conflicts of interest risk, leverage risk, correlation risk, value strategy risk, sector risk and small capitalization company risk. The Survivor Fund also has high portfolio turnover risk and asset allocation risk. More information on each of these types of investment risks can be found under “Comparison of the Target Fund and Survivor Fund — Risks of the Funds” below.

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund. The investment objective of the Target Fund is to seek capital appreciation and income.

The Target Fund invests in a balanced portfolio of U.S. common stocks, government securities, and a variety of fixed-income obligations. Under normal circumstances, the Target Fund invests up to 75% of its total assets in equity securities of domestic companies of any market capitalization, including common and preferred stocks, and securities issued by dividend-paying companies. To manage the risk of holding equity securities, or for investment purposes, the Target Fund may write or purchase call options or put options on the securities in the Target Fund or indexes (primarily, the S&P 500® Index). The Target Fund also may invest in registered investment companies. Under normal circumstances, the Target Fund will maintain a minimum of 25% of its total assets in fixed-income securities, including U.S. treasuries, investment grade U.S. bonds, high-yield U.S. bonds, U.S. aggregate bonds, and international government bonds. The Target Fund may invest in fixed-income securities without limitation as to liquidity, maturity and duration, and there is no maximum limit on the amount of fixed-income securities in which the Target Fund may invest. The Target Fund is managed by ICON under a sub-advisory agreement with Ohio National.

The Target Fund seeks to achieve its investment objectives through a valuation methodology to identify securities that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in securities ICON believes to be over-priced relative to current intrinsic value may be sold and replaced by investments in securities ICON believes are under-priced relative to intrinsic value. In addition to identifying securities over- or under-priced relative to the broad market, ICON generally considers relative strength. In general, relative strength is a measure of the performance of a security in relation to the performance of the broader market over a specified period of time.

The Target Fund’s portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Survivor Fund. The investment objective of the Survivor Fund is to seek a high level of long-term total return consistent with preservation of capital.

The Survivor Fund invests in stocks, bonds and money market instruments. Ohio National adjusts the mix of investments from time to time among the various asset classes (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential of changing market and economic conditions. Under normal circumstances, the Survivor Fund invests up to 75% of its total assets in equity securities and will maintain a minimum of 25% of its total assets in fixed-income securities. Sometimes the Survivor Fund may not be invested in all three of the asset classes.

The Survivor Fund’s principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the asset classes.

The equity component of the Survivor Fund (stock asset class) is actively managed by BlackRock under a sub-advisory agreement with Ohio National. BlackRock began managing the equity component of the Survivor Fund in February 2019. Within the equity component, BlackRock seeks long-term growth of capital. Current income is a secondary goal for the equity component.

BlackRock seeks to pursue these goals by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Survivor Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the equity component of the Survivor Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity. The equity component may be invested in equity securities, including common stock, or securities or other instruments whose price is linked to the value of common stock.

Within the fixed-income component of the Survivor Fund (bond asset class), Ohio National seeks a high level of income. Capital appreciation, consistent with capital preservation, is a secondary goal of the fixed-income component. Ohio National invests in bonds without limitation as to quality, maturity and duration. Within the money market component of the Survivor Fund (the money market asset class), Ohio National may invest in various money market instruments, including treasury bills, commercial paper, certificates of deposit and short or medium-term notes. Ohio National seeks maximum current income consistent with the preservation of principal and liquidity.

The Survivor Fund’s portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

Comparison of Investment Objectives and Principal Investment Strategies

The Funds pursue different investment objectives but have substantially similar principal investment strategies. The investment objective of the Target Fund is to seek capital appreciation and income, and the investment objective of the Survivor Fund is to seek a high level of long-term total return consistent with preservation of capital. Each Fund, under normal circumstances, invests up to 75% of its total assets in equity securities and maintains a minimum of 25% of its total assets in fixed-income securities. The primary differences between the two investment strategies are that the Target Fund primarily invests in a balanced portfolio of U.S. common stocks, government securities and a variety of fixed-income obligations, and may write or purchase call or put options on the securities in the Fund, and the Survivor Fund primarily invests in stocks, bonds and money market instruments. The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund
Principal Investment Objective	Principal Investment Objective
The Target Fund seeks capital appreciation and income.	The Survivor Fund seeks high level of long-term total return consistent with preservation of capital.

Principal Investment Strategies	Principal Investment Strategies

The Target Fund invests in a balanced portfolio of U.S. common stocks, government securities, and a variety of fixed-income obligations. Under normal circumstances, the Target Fund invests up to 75% of its total assets in equity securities of domestic companies of any market capitalization, including common and preferred stocks, and securities issued by dividend-paying companies.

The Survivor Fund invests in stocks, bonds and money market instruments. Under normal circumstances, the Survivor Fund invests up to 75% of its total assets in equity securities.

The Target Fund may write or purchase call options or put options on the securities in the Target Fund or indexes (primarily, the S&P 500® Index).	Does not use this strategy.

The Target Fund also may invest in registered investment companies.	Does not use this strategy.

Under normal circumstances, the Target Fund will maintain a minimum of 25% of its total assets in fixed-income securities, including U.S. treasuries, investment grade U.S. bonds, high-yield U.S. bonds, U.S. aggregate bonds, and international government bonds.

Under normal circumstances, the Survivor Fund will maintain a minimum of 25% of its total assets in fixed-income securities. Within the fixed-income component of the Survivor Fund (bond asset class), Ohio National invests in bonds without limitation as to quality, maturity and duration.

Does not use this strategy.

Within the money market component of the Survivor Fund (the money market asset class), Ohio National may invest in various money market instruments, including treasury bills, commercial paper, certificates of deposit and short or medium-term notes.

The Target Fund seeks to achieve its investment objectives through a valuation methodology to identify securities that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in securities ICON believes to be over-priced relative to current intrinsic value may be sold and replaced by investments in securities ICON believes are under-priced relative to intrinsic value. In addition to identifying securities over- or under-priced relative to the broad market, ICON generally considers relative strength. In general, relative strength is a measure of the performance of a security in relation to the performance of the broader market over a specified period of time.

BlackRock seeks to pursue the goals of the equity component of the Survivor by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Survivor Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Survivor Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

Fundamental Investment Policies

The fundamental investment policies of the Target Fund and Survivor Fund are identical and cannot be changed without shareholder approval. Each Fund:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio’s total assets at the time the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

4. Will not underwrite securities of other issuers, except to the extent that a Portfolio may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of Portfolio securities or when selling its own shares.

5. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

6. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning Portfolio securities.

7. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

The Combined Fund will have the same fundamental investment policies.

Risks of the Funds

The following are the main risks involved in an investment in both Funds:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The Interest Rate Risk for the Target Fund further states that the amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed-income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Liquidity Risk — The Portfolio und may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

In addition to the risks for both Funds above, the Target Fund has the following main risks involved in an investment in the Target Fund:

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. Although the Portfolio will receive a premium for writing the call option, the price the Portfolio realizes from the sale of the equities or the exposure to the underlying index upon exercise of the option could be substantially below their prevailing market price. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. Call and put options may not be an effective risk management tool because option prices may not be highly correlated to the prices of the underlying equity or index. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. If the price of the underlying security or index declines below the strike price and the put option is exercised, the Portfolio will realize a loss, which could be substantial.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. If the Portfolio cannot locate a purchaser for a written call option, the Portfolio will be unable to sell the underlying equities until the option expires or is exercised. The Portfolio’s investment strategy may also affect the Portfolio’s purchase and sale of portfolio securities. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

The Portfolio collects a premium from the option purchaser on each of the options the Portfolio writes. Such premiums are additional income to the Portfolio. The amount of those premiums may decrease if interest rates decline, or if the market prices of the underlying equities or indices on which the options are written become less volatile.

If the market price of the underlying equity securities or indices do not exceed the exercise price, the call option will expire without being exercised. The Portfolio will then keep the premium. At that point, the Portfolio may either continue to hold the underlying equity security, in which case it may write new call options on it, or the Portfolio may sell the equities.

Conflicts of Interest Risk — Although the Portfolio follows a strategy using options to manage the risk of holding equity securities, which Ohio National believes is consistent with the interests of shareholders, aspects of the strategy of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for Ohio National and its parent, ONLI. Shares of the Portfolio are offered only to the separate accounts of Ohio National Life and National Security, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. Ohio National Life and National Security have financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which Ohio National Life and National Security are subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, Ohio National Life and National Security expect to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, Ohio National Life’s and National Security’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio risk of loss and potential for gain.

Correlation Risk — The effectiveness of the Portfolio’s index option-based strategy may be reduced if the performance of the Portfolio’s equity portfolio does not correlate to that of the index underlying its options positions.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

In addition to the risks for both Funds above, the Survivor Fund has the following main risks involved in an investment in the Survivor Fund:

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a Portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Asset Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the manager’s skill in determining the Portfolio’s asset allocation mix (its allocation among the three asset classes). There is the possibility that the manager’s evaluations and assumptions regarding asset classes will not successfully achieve high long-term total return in view of actual market trends.

Performance History

The accompanying bar charts and tables provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each of the last ten years and each Fund’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Target Fund

During the period shown in the bar chart, the Target Fund’s highest return for a quarter was 13.89%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -13.79%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON ICON Balanced Portfolio	-10.58%	2.21%	7.21%
S&P Composite 1500® Index*	-4.96%	8.25%	13.20%
60% S&P Composite 1500® Index/ 40% Bloomberg Barclays U.S. Universal Index**	-2.81%	6.17%	9.71%

*	Primary Benchmark.
**	Secondary Benchmark.

Survivor Fund

During the period shown in the bar chart, the Survivor Fund’s highest return for a quarter was 14.66%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -17.51%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON BlackRock Balanced Allocation Portfolio	-14.57%	5.48%	10.68%
S&P 500® Index*	-4.38%	8.49%	13.12%
70% S&P 500® Index/30% ICE BofA Merrill Lynch U.S. Corporate Master Index**	-3.51%	7.06%	11.17%

*	Primary Benchmark.
**

Secondary Benchmark. The 70% S&P 500® Index/30% ICE BofA Merrill Lynch U.S. Corporate Master Index is a customized index included for the purpose of showing how the Target Fund’s performance compares with an index that is 70% in stocks and 30% in bonds.

The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Indices Used by the Target Fund

The S&P Composite 1500® Index is a broad-based capitalization-weighted index of 1,500 U.S. companies and is comprised of the S&P MidCap 400®, S&P 500®, and the S&P SmallCap 600®. It is designed for investors seeking to replicate to the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA portion of the Commercial Mortgage-Backed Securities (CMBS) Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield.

Description of Benchmark Indices Used by the Survivor Fund

The S&P 500® Index is a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Ohio National. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Ohio National. The ON S&P 500® Index Portfolio of the Corporation is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

The ICE BofA Merrill Lynch U.S. Corporate Master Index tracks the performance of all U.S. dollar-denominated, investment grade corporate public debt issued in the U.S. domestic bond market. Qualifying bonds must have an investment grade rating (based on an average of Moody’s, S&P, and Fitch). In addition, qualifying securities must have at least one year remaining term to maturity, a fixed coupon schedule, and a minimum amount outstanding of $250 million.

Management of the Funds

Adviser

Ohio National is a wholly-owned subsidiary of ONLI. Ohio National uses ONLI’s investment personnel and administrative systems. That is to say the personnel of Ohio National are employees of ONLI who provide investment services to Ohio National. Ohio National has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242.

ONLI provides its investment personnel, systems and related services to Ohio National at cost. This is done under a service agreement among ONLI, Ohio National and the Corporation, on behalf of the Funds. These services are paid for by Ohio National, not the Funds. Ohio National provides portfolio management, investment advice and administrative services to the Funds. This is done under an investment advisory agreement.

As compensation for its services to the Funds, Ohio National receives monthly fees from the Funds at annual rates on the basis of each Fund’s average daily net assets during the month for which the fees are paid. The current fee schedule for the Funds is set forth below. In 2018, the Target Fund paid Ohio National at an effective annualized rate of 0.60% on its average daily net assets and the Survivor Fund paid Ohio National at an effective annualized rate of 0.60% on its average daily net assets. The advisory fee for the Survivor Fund was reduced effective February 1, 2019 to the rates shown below. The Combined Fund’s annualized fee rate would have been 0.49% of the combined assets of the Target Fund and the Survivor Fund on December 31, 2018, assuming that the Reorganization had occurred on that date and the current advisory fees for the Survivor Fund had been in effect for the Combined Fund on that date.

Advisory Fee Schedule
Target Fund	Survivor Fund	Combined Fund
0.65% of first $200 million	0.58% of first $100 million	0.58% of first $100 million
0.60% of next $300 million	0.50% of next $150 million	0.50% of next $150 million
0.55% over $500 million	0.45% of next $250 million	0.45% of next $250 million
	0.40% of next $500 million	0.40% of next $500 million
	0.30% of next $1 billion	0.30% of next $1 billion
	0.25% over $2 billion	0.25% over $2 billion

A discussion regarding the basis for the Board approving the advisory agreement is made available in each Fund’s Annual or Semi-Annual Report. Details of the approval are discussed in the Annual or Semi-Annual Report following the approval.

Sub-Adviser

Ohio National selects sub-advisers for the Funds, subject to the approval of the Board, including a majority of the Independent Directors.

A discussion regarding the basis for the Board approving the sub-advisory agreement with each Sub-Adviser is available in each Fund’s Annual or Semi-Annual Report. Details of the approval are discussed in the Annual or Semi- Annual Report following the approval.

The SEC has issued an order to the Corporation and Ohio National permitting Ohio National, subject to the Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change.

Ohio National monitors the compliance of the Sub-Advisers with the investment objectives and policies of the applicable Fund. Ohio National reviews the performance of the Sub-Advisers to assure continuing quality of performance. At least once each calendar quarter, Ohio National reports to the Board regarding the performance and compliance of the Sub-Advisers.

As compensation for sub-advisory services, Ohio National pays fees to the Sub-Advisers. These fees are paid from Ohio National’s assets and do not affect the Funds’ expenses. The sub-advisory fees are calculated as a percentage of the Fund assets managed by each Sub-Adviser. In 2018, Ohio National paid ICON at an effective annualized rate of 0.35% on the Target Fund’s average daily net assets and paid the then sub-adviser of the Survivor Fund at an effective annualized rate of 0.30% on the Survivor Fund’s average daily net assets. BlackRock became the sub-adviser of the Survivor Fund on February 1, 2019, and sub-advisory fees for the Survivor Fund were reduced at that time. The annualized sub-advisory fee rate of the Combined Fund will be that of the Survivor Fund, which would have been 0.20% of the combined assets of the Target Fund and the Survivor Fund on December 31, 2018, assuming that the Reorganization had occurred on that date and the current sub-advisory fees for the Survivor Fund had been in effect for the Combined Fund on that date.

Portfolio Managers

Target Fund. ICON has managed the Target Fund since its inception in May 2004. ICON is located at 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111. Prior to 2004, ICON was called Meridian Investment Management Company (“Meridian”). ICON and its predecessor company have operated as investment advisers since 1986. ICON also serves as investment adviser or sub-adviser to a number of other mutual funds, investment advisers, pension and profit sharing plans, public retirement systems and private accounts.

The Target Fund is co-managed by Donovan “Jerry” Paul, Craig Callahan and Scott Callahan. Mr. Paul joined ICON in July 2013 as a Portfolio Manager. Mr. Paul is the Senior Vice President of Fixed Income and a member of ICON’s Investment Committee. Before joining ICON he was a senior vice president, director of fixed-income research and portfolio manager of INVESCO Funds Group (1994-2001), founder and managing partner of Quixote Capital Management, LLC, (2002-2009), partner of Essential Investment Partners, LLC, (2009-2011), and Senior Vice President of Western Alliance Bancorporation (2012). He holds an MBA from the University of Northern Iowa and BBA from the University of Iowa. Mr. Paul is a Chartered Financial Analyst and holds FINRA 7 and 63 licenses.

Craig Callahan is the Founder of ICON and the Chief Executive Officer, President and Chairman of the Investment Committee of ICON. Mr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer. He holds the FINRA Series 7, 24, 63, 65, and 66 registrations.

Scott Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA, which he received from New York University in 2008. Mr. Callahan became a Portfolio Manager in 2008. Mr. Callahan managed two sector funds, Healthcare and Information Technology from 2009 to 2012 and co-managed those funds in 2013. Mr. Callahan also co-managed the ICON Opportunities Fund from 2012 to 2013, when he left the firm to pursue a PhD. in Finance from Rutgers University. Mr. Callahan is in the process of defending his dissertation. Mr. Callahan received a bachelor’s degree in psychology from the University of Colorado.

Survivor Fund. BlackRock has managed the equity component of the Survivor Fund since February 1, 2019. BlackRock is located at 1 University Square, Princeton, New Jersey 08540. BlackRock is an indirect, wholly-owned subsidiary and affiliate of BlackRock, Inc. BlackRock, Inc. and its affiliates had approximately $6 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The portfolio managers of the equity component of the Survivor Fund are Raffaele Savi and Travis Cooke, CFA. Raffaele Savi is a Managing Director and the Co-CIO of Active Equity and Co-Head of Systematic Active Equity of BlackRock. Mr. Savi’s service with the firm dates back to 2006, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, Mr. Savi was global head of portfolio management for active equities. Previously, he was head of investments for European active equities. Prior to BlackRock, from January 1998 to January 2005, Mr. Savi was CEO of Capitalia Investment Management and previously CIO of Capitalia Asset Management. From 2002 to 2006, Mr. Savi was Adjunct Professor of Quantitative Finance at the University of Rome. Mr. Savi earned a degree in electronic engineering from the University of Rome in 1997.

Travis Cooke, CFA is a Managing Director and the Head of the US portfolio management group within the Systematic Active Equity (SAE) team of BlackRock. Mr. Cooke joined the firm in 1999, which includes his years with BGI. At BGI, Mr. Cooke was a portfolio manager for various developed market strategies within the Alpha Strategies Group. Mr. Cooke earned a BA degree in business economics from the University of California at Santa Barbara in 1998, and an MSc in finance from London Business School in 2008. He is a CFA charterholder.

Gary Rodmaker, CFA, FLMI, has been a co-portfolio manager of the fixed income component of the Survivor Fund since 2016. Mr. Rodmaker is the President of Ohio National and has been Vice President, Fixed Income Securities for Ohio National Life since 2014. Prior to joining Ohio National Life, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Nick Trivett, CFA, has been a co-portfolio manager of the fixed income component of the Survivor Fund since January 2019. Mr. Trivett is Investment Officer of Ohio National. Mr. Trivett also is Second Vice President, Investments for Ohio National Life. Prior to joining Ohio National Life in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor’s degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

Other Service Providers

The Funds use the same service providers. State Street Bank and Trust Company is each Fund’s accounting agent and custodian. Information about the Funds’ accounting agent and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund. Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Purchase and Redemption of Fund Shares

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Funds as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Funds you select.

The net asset value of each Fund is computed by dividing the total market value of the securities held in that Fund, plus any cash or other assets less all liabilities of the Fund, by the number of shares outstanding for that Fund. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board believes reflects their fair value. This is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of the Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when Fund shares cannot be purchased or redeemed.

Frequent Purchases and Redemption of Fund Shares

The Corporation, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Funds can disrupt Fund investment strategies and increase each Fund’s operating expenses. In addition, excessive trading can lower overall Fund performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Funds. Certain funds may be more susceptible to attempted market timing and excessive trading. Typically, funds holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Corporation has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Funds are not designed to accommodate excessive trading practices. The Corporation, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which they believe represent excessive or disruptive trading and will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If they are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all, of the steps they may take to discourage excessive trading and market timing. The Board has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Funds. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the Funds involved in the transfer;

•	The investment objectives of the particular Funds involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Funds. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Corporation believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Corporation, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Funds are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Corporation to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Corporation receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Corporation may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If the Corporation, Ohio National Life or National Security are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

The Corporation may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than are currently adopted by Ohio National Life, National Security or the Corporation.

Dividends, Distributions and Taxes

Each Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Corporation’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Corporation will not be subject to federal income tax. Each year the Corporation distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Fund shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59 1/2 may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The Statement of Additional Information also has more information regarding the tax status of the Funds.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Funds is December 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement at Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of the Corporation relating to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2018, which have been audited by KPMG LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Corporation relating to the Target Fund and Survivor Fund for the six months ended June 30, 2018, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Corporation.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of the Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund all of its assets in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholder promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Corporation.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the close of business (4:00 p.m. Eastern Time) on the Closing Date, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	after the Reorganization, shareholders will be invested in the Survivor Fund with substantially similar principal investment strategies to the Target Fund;

•

a pro forma portfolio representing 70% of the return of a mutual fund managed by the sub-adviser to the equity component of the Survivor Fund using identical investment strategies (this fund was used for comparison purposes because the sub-adviser took over management of the equity component of the Survivor Fund on February 1, 2019) and 30% of the return of a mutual fund managed by Ohio National using identical investment strategies to the Survivor Fund (this fund was used for comparison purposes because the performance of the fixed-income component of the Survivor Fund is not available) out-performed the Target Fund, for periods ended March 31, 2019. The respective percentile rankings in their peer group were 18th percentile for the pro forma portfolio and 92nd percentile for the Target Fund for the 1-year period; 3rd percentile for the pro forma portfolio and 95th percentile for the Target Fund for the 3-year period; and 3rd percentile for the pro forma portfolio and 82nd percentile for the Target Fund for the 5-year period;

•	the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size;

•	the advisory fee for the Combined Fund is expected to be 0.11% less than the advisory fee for the Target Fund;

•	the Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	the Reorganization is not expected to result in any tax consequences to the owners of variable contracts;

•	neither the Target Fund nor the Survivor Fund and their respective shareholders will bear any of the costs of the Reorganization; and

•	the Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund Shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is not anticipated that the owners of variable contracts will experience any tax liability or other tax effect, as a direct result of the Reorganization.

Moreover, the Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code, pursuant to which no gain or loss will be recognized by the Funds or the insurance company separate accounts for federal income tax purposes. As a result of the Reorganization, it is anticipated that the Survivor Fund will succeed to the tax attributes of the Target Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

A tax ruling from the Internal Revenue Service regarding the Reorganization has not been, and will not be, requested. The owners of variable contracts and the insurance company separate accounts should consult their own tax advisers regarding the effect, if any, of the Reorganization in light of their particular circumstances. Also, because the above discussion relates only to federal income tax consequences of the Reorganization, those persons should also consult their tax advisers about foreign, state and local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Ohio National.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The following table sets forth, as of December 31, 2018: (a) the audited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

Fund	Total Net Assets	Adjusted Net Assets	Shares Outstanding	Net Asset Value Per Share	Adjusted Net Asset Value Per Share
Target Fund	$466,684,891	$466,684,891	23,686,863	$19.70	$19.70
Survivor Fund	$53,563,548	$53,563,548	1,923,376	$27.85	$27.85
Pro Forma —Combined Fund	$520,248,439	$520,248,439	18,680,375	$27.85	$27.85

Shareholder Information

As of [                    ] (the “Record Date”), there were [            ] shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
ONLI
ONLAC
NSLAC

As of the Record Date, there were [            ] shares of the Survivor Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
ONLI
ONLAC
NSLAC

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are classes of the Corporation, a corporation organized under the laws of the state of Maryland. Under the Corporation’s organizational documents, the Corporation is authorized to issue 1,550,000,000 shares of common stock, with a par value of $1.00 per share, with 90,000,000 shares allocated to the Target Fund and 15,000,000 shares allocated to the Survivor Fund.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to Ohio National Fund, Inc., Attn: Secretary, One Financial Way, Montgomery, Ohio 45242. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund at a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of June 25, 2019, among OHIO NATIONAL FUND, INC., a Maryland corporation, with its principal place of business at One Financial Way, Montgomery, Ohio 45242 (“Corporation”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Target Funds” on Schedule A attached hereto (“Schedule A”) (each, a “Target Fund”) and Corporation on behalf of each series thereof listed under the heading “Survivor Funds” on Schedule A (each, a “Survivor Fund”); and, solely for purposes of paragraph 6, OHIO NATIONAL INVESTMENTS, INC., advisor to the Survivor Funds and Target Funds (“Ohio National”). (Corporation is sometimes referred to herein as an “Investment Company,” and each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund, and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf shall, be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Corporation (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

Corporation wishes to effect four reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the corresponding Survivor Fund listed on Exhibit A (as to each Target Fund, the “corresponding Survivor Fund”) in exchange solely for (a) shares of beneficial interest of that corresponding Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”). The consummation of any particular Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement, except paragraphs 3.1(a), 3.1(r), 3.2(a) and 3.2(m), refers only to a single Reorganization, one Target Fund, and one Survivor Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Investment Company’s board of directors (the “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Survivor Fund Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Target Fund Shares then outstanding; and

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(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records — Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Ohio National pursuant to paragraph 6.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Survivor Fund’s shareholder records in the Shareholders’ names and transferring those Survivor Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Survivor Fund Shares having an aggregate NAV equal to the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Corporation shall not issue certificates representing the Survivor Fund Shares issued in connection with the Reorganization.

1.5 (a) The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(b) For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund’s net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c) All computations of value and NAV shall be made by State Street Bank and Trust Company (“State Street”), accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

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1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about August 23, 2019 (“Effective Time”). The Closing shall be held at the offices of State Street, 801 Pennsylvania Street, Kansas City, Missouri 64105.

2.2 Corporation shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Corporation shall direct its transfer agent to deliver at the Closing (a) to Corporation, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Corporation, a confirmation, or other evidence satisfactory to Corporation, that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Corporation shall deliver to Corporation and Ohio National, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3. REPRESENTATIONS AND WARRANTIES

3.1 Corporation, on Target Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Corporation;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

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(d) At the Effective Time, Corporation will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Corporation, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Corporation, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) The (1) annual report of the Corporation for the fiscal year ended December 31, 2018, and the audited financial statements appearing therein, having been audited by KPMG LLP, independent registered public accounting firm and (2) semiannual report of the Corporation for the six months ended June 30, 2018, in each case fairly presents the financial condition and result of operations of the Target Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis;

(i) Since December 31, 2018, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

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(k) Target Fund is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation does not have a fixed pool of assets; and each series thereof (including each Target Fund) is a managed portfolio of securities, and Ohio National has the authority to buy and sell securities for each Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Corporation;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

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(u) At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1/3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.2 Corporation, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Corporation.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Corporation, for the account of the Target Fund shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Corporation;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

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(f) Corporation, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or any Undertaking to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Corporation, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation will not have a fixed pool of assets; and each series thereof (including each Survivor Fund) will be a managed portfolio of securities, and Ohio National will have the authority to buy and sell securities for each Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

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(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act; and

(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Corporation, on behalf of each Target Fund, and Corporation, on behalf of each Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Corporation’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

A-8

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Ohio National, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

4. COVENANTS

4.1 Corporation covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Corporation covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Corporation covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Target Fund’s behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Corporation covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

A-9

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s investment company taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Corporation may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Ohio National shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Target Fund, or the Board, on behalf of the corresponding Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Target Fund or such Survivor Fund, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to a Target Fund or its corresponding Survivor Fund shall not affect the continued effectiveness of this Agreement with respect to any other Target Fund or Survivor Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Corporation, on behalf of each Target Fund, and Corporation, on behalf of the corresponding Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

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11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Survivor Fund’s behalf, or Corporation, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually, and that Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Corporation’s property attributable to and held for the benefit of any other series thereof. Corporation, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Corporation or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

OHIO NATIONAL FUND, INC., on behalf of each Target Fund listed on Schedule A

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President

OHIO NATIONAL FUND, INC., on behalf of each Survivor Fund listed on Schedule A

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President

A-11

SCHEDULE A

TARGET FUNDS	To be Reorganized into	SURVIVOR FUNDS

ON ICON Balanced Portfolio	→	ON BlackRock Balanced Allocation Portfolio

ON Capital Appreciation Portfolio	→	ON BlackRock Advantage Large Cap Core Portfolio

ON Equity Portfolio	→	ON BlackRock Advantage Large Cap Core Portfolio

ON ClearBridge Small Cap Portfolio	→	ON BlackRock Advantage Small Cap Growth Portfolio

A-12

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information for the fiscal years ended December 31 has been derived from the Corporation’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Corporation’s audited financial statements included in the Corporation’s Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
											Ratios assuming no expenses reduced or reimbursed by adviser
									Ratios net of expenses reduced or
									reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments and foreign currency related transactions	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income	Expenses	Portfolio turnover rate
ON ICON Balanced Portfolio
Year ended December 31, 2018	$22.03	0.49	(2.82)	(2.33)	—	$19.70	-10.58%	$466.7	0.64%	1.58%	0.64%	47%
Year ended December 31, 2017	$19.86	0.47	1.70	2.17	—	$22.03	10.93%	$955.1	0.62%	1.93%	0.62%	106%
Year ended December 31, 2016	$18.99	0.39	0.48	0.87	—	$19.86	4.58%	$952.1	0.64%	2.05%	0.64%	99%
Year ended December 31, 2015	$18.96	0.30	(0.02)	0.28	(0.25)	$18.99	1.47%	$864.9	0.64%	1.58%	0.64%	92%
Year ended December 31, 2014	$18.02	0.16	0.92	1.08	(0.14)	$18.96	5.99%	$833.1	0.64%	1.80%	0.68%	94%
ON BlackRock Balanced Allocation Portfolio (a)
Year ended December 31, 2018	$32.60	0.40	(5.15)	(4.75)	—	$27.85	-14.57%	$53.6	0.77%	1.16%	0.77%	225%
Year ended December 31, 2017	$26.93	0.31	5.36	5.67	—	$32.60	21.05%	$68.4	0.78%	1.02%	0.78%	187%

B-1

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
											Ratios assuming no expenses reduced or reimbursed by adviser
									Ratios net of expenses reduced or
									reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments and foreign currency related transactions	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income	Expenses	Portfolio turnover rate
Year ended December 31, 2016	$24.43	0.25	2.25	2.50	—	$26.93	10.23%	$57.9	0.80%	1.09%	0.80%	194%
Year ended December 31, 2015	$24.15	0.28	0.24	0.52	(0.24)	$24.43	2.15%	$48.7	0.77%	1.23%	0.77%	186%
Year ended December 31, 2014	$21.74	0.26	2.37	2.63	(0.22)	$24.15	12.12%	$37.2	0.77%	1.06%	0.77%	198%

(a)	Formerly named the ON Omni Portfolio.
#	Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

B-2

STATEMENT OF ADDITIONAL INFORMATION

[        ], 2019

ON ICON BALANCED PORTFOLIO

AND

ON BLACKROCK BALANCED ALLOCATION PORTFOLIO

each a series of Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

1-800-366-6654

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [        ], 2019 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Ohio National Fund, Inc. (the “Corporation”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report upon request. Requests should be directed to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654.

1

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Corporation, is contained in and incorporated by reference to the Statement of Additional Information dated May 1, 2019, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended June 30, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

3

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of December 31, 2018, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Plan of Reorganization”) as if the Reorganization occurred on December 31, 2018.

Target Fund	Survivor Fund
ON ICON Balanced Portfolio	ON BlackRock Balanced Allocation Portfolio

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Survivor Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 16,756,999 shares of the Survivor Fund had the Reorganization occurred on December 31, 2018.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Survivor Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As of Date
ON ICON Balanced Portfolio (Target Fund)	$466,684,891	December 31, 2018
ON BlackRock Balanced Allocation Portfolio (Survivor Fund)	$53,563,548	December 31, 2018
ON BlackRock Balanced Allocation Portfolio (Pro Forma Combined Fund)	$520,248,439	December 31, 2018

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on December 31, 2018. For purposes of this presentation, the actual fees and expenses of the Target Fund and Survivor Fund (as a percentage of annual average net assets) are being compared to the pro forma fees and expenses. No adjustments were made to the actual expenses of the Target Fund or Survivor Fund to reflect updates, if any, to management fees to either Fund subsequent to December 31, 2018. The pro forma information has been derived from the books

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and records used in calculating daily net asset values of the Target Fund and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees	$(674,784)	(0.13%)
Custodian fees	(9,450)	0.00	%(1)(2)
Professional fees	(19,355)	(0.01	%)(1)
Accounting fees	(1,400)	0.00	%(1)(2)
Administration fees	(18,500)	0.00	%(1)(2)
Printing and filing fees	(2,120)	0.00	%(1)(2)
Compliance expense	(12,208)	0.00	%(2)

Total Pro Forma Net Expense Adjustment	$(737,817)	(0.14%)

(1)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(2)	Rounds to less than (0.01%).

As a result of the Reorganization, certain portfolio securities will be purchased and sold to reposition the Combined Fund’s investment holdings. The repositioning is intended to provide for optimal performance and conformity to the Combined Fund’s investment strategy and the stock selection criteria of the sub-adviser. We estimate the brokerage commissions associated with these security transactions to be $185,000, which will be borne by the Combined Fund. The repositioning costs are expected to have a net asset value impact of $0.01 per share on the pro forma shares of the Combined Fund outstanding as of December 31, 2018.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4 — Reorganization Costs

The costs of the Reorganization will be borne by Ohio National. The costs of the Reorganization include legal counsel fees, independent accountant fees and expenses relating to the printing and mailing of this Information Statement/Prospectus, but do not include any portfolio transaction costs, such as brokerage fees arising from the Reorganization. As a result of the Reorganization, certain portfolio securities will be purchased and sold to reposition the Combined Fund’s investment holdings. The repositioning is intended to provide for optimal performance and conformity to the Combined Fund’s investment strategy and the stock selection criteria of the sub-adviser. We estimate the brokerage commissions associated with these security transactions to be $185,000, which will be borne by the Combined Fund. The repositioning costs are expected to have a net asset value impact of $0.01 per share on the pro forma shares of the Combined Fund outstanding as of December 31, 2018.

Note 5 — Accounting Survivor

The Survivor Fund will be the accounting survivor. The Combined Fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

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One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 513.794.6100 ohionational.com

[                     ], 2019

We’re contacting you to notify you that the Board of Directors (the “Board”) of the Ohio National Fund, Inc. has approved mergers involving several portfolios available within your Ohio National individual or group variable annuity contract, or variable universal life insurance policy or your National Security individual variable annuity contract or variable universal life insurance policy. The Board, after careful consideration, concluded that the mergers are in the best interests of the portfolios and their shareholders and will result in benefits to the shareholders, in part because the resulting portfolios will offer lower annual operating expenses, with managers who have proven performance.

You are receiving this notice because you have funds allocated to the affected target portfolio below. As of the close of business on August 23, 2019, or on such later date as may be deemed necessary in the judgment of the Board, any assets remaining within the target portfolio below will be transferred to the survivor portfolio and contract values that you have allocated to the target portfolio immediately prior to the merger will be allocated to the survivor portfolio. The survivor portfolio pursues similar investment strategies to the target portfolio.

Target Portfolio	Survivor Portfolio
ON Capital Appreciation Portfolio	ON BlackRock Advantage Large Cap Core Portfolio

These changes will take place automatically, and any future allocations on your contract or policy that are impacted will also be updated automatically. As a result, please note that you do not need to take any action at this time, unless you would prefer to reallocate your assets to other portfolios prior to the transfer. You may change investment allocations at any time by contacting customer service at the appropriate number below. No sales charges, redemption fees or other transaction fees will result from the transfer.

Learn more

For additional information, please see the enclosed Information Statement/Prospectus or contact one of our customer service teams. Objective, strategy and fee information for the merged portfolios will also be available online at fundinfo.ohionational.com.

Customer Service Number
ONcore individual variable annuity contracts	888.925.6446
NScore individual variable annuity contracts	877.446.6020
Variable universal life insurance policies	800.366.6654
Group variable annuity contracts	877.777.1112

Sincerely,

Michael J. DeWeirdt

President

Ohio National Fund, Inc.

INFORMATION STATEMENT FOR

ON CAPITAL APPRECIATION PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

PROSPECTUS FOR

ON BLACKROCK ADVANTAGE LARGE CAP CORE PORTFOLIO,

A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

DATED [                     ], 2019

RELATING TO THE REORGANIZATION OF

ON CAPITAL APPRECIATION PORTFOLIO WITH AND INTO

ON BLACKROCK ADVANTAGE LARGE CAP CORE PORTFOLIO,

EACH A SERIES OF OHIO NATIONAL FUND, INC.

This Combined Prospectus/Information Statement is furnished to you as an owner of a variable annuity contract or variable life insurance policy (collectively, “variable contracts”) having contract values allocated to the ON Capital Appreciation Portfolio (the “Target Fund”), a class (herein referred to as “series”) of Ohio National Fund, Inc., a Maryland corporation (the “Corporation”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the ON BlackRock Advantage Large Cap Core Portfolio (the “Survivor Fund”), also a series of the Corporation (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund” or “Portfolio,” and together, the “Funds” or “Portfolios.” The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. On or about the same date as the Reorganization, the ON Equity Portfolio, a series of the Corporation, will also be reorganizing into the Survivor Fund (the “Concurrent Reorganization”). Information regarding the Concurrent Reorganization is in another Combined Prospectus/Information Statement. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization. The separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”, and together with ONLI, “Ohio National Life”) and National Security Life and Annuity Company (“National Security” or “NSLAC”) and portfolios of the Corporation hold all Target Fund and Survivor Fund shares for the benefit of all owners of variable contracts. For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to such contract owners and to the separate accounts of Ohio National Life and National Security, unless the context otherwise requires.

The Board of Directors of the Corporation (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Reorganization is expected to take effect on or about [                                         ], 2019 or as soon as possible thereafter. The Funds pursue identical investment objectives, and the investment strategies of the Funds are substantially similar. The investment objective of both Funds is to seek long-term growth of capital. The primary differences between the two investment strategies are that the Target Fund invests primarily in equity and equity related securities of established companies, regardless of market capitalization, with either current or emerging earnings growth not fully appreciated or recognized by the market and the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization. Also, the Funds are managed by different sub-advisers. For more information on each Fund’s investment objectives and strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

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A Statement of Additional Information dated [        ], 2019 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed simultaneously with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Corporation toll free at 1-800-366-6654.

In addition, each of the following documents has been filed with the SEC and is incorporated herein by reference:

•	the Prospectus related to the Target Fund and Survivor Fund, dated May 1, 2019, filed April 25, 2019 on Form N-1A, Post-Effective Amendment No. 87 (File Nos. 811-3015; 2-67464);

•

the Statement of Additional Information related to the Target Fund and Survivor Fund, dated May 1, 2019, filed April 25, 2019 on Form N-1A, Post-Effective Amendment No. 87 (File Nos. 811-3015; 2-67464);

•

the Annual Report to shareholders of Ohio National Fund, Inc. related to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2018, filed March 6, 2019, on Form N-CSR (File No. 811-3015), which has previously been sent to shareholders of the Target Fund and Survivor Fund; and

•

the Semi-Annual Report to shareholders of Ohio National Fund, Inc. related to the Target Fund and Survivor Fund for the fiscal period ended June 30, 2018, filed September 5, 2018, on Form N-CSRS (File No. 811-3015), which has previously been sent to shareholders of the Target Fund and Survivor Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC. The Reorganization SAI, as well as the Corporation’s Prospectus, Statement of Additional Information and annual and semi-annual reports, are available upon request and without charge by writing to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling toll-free at 1-800-366-6654. They are also available, free of charge, at the Corporation’s website at www.ohionational.com. Information about the Corporation can also be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained at prescribed rates, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT [             ], 2019.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

2

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Corporation, organized under the laws of the state of Maryland, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate classes (herein referred to as “series”) of the Corporation. The investment objective of both Funds is to seek long-term growth of capital.

Ohio National Investments, Inc. (“Ohio National”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Fund. The Target Fund is managed by the Target Fund’s sub-adviser, Jennison Associates LLC (“Jennison”), and the Survivor Fund is managed by the Survivor Fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”; BlackRock and Jennison are each referred to as a “Sub-Adviser”).

Brian M. Gillott, a Managing Director and Opportunistic Equity Portfolio Manager of Jennison, and Mark G. DeFranco, a Managing Director and Opportunistic Equity Portfolio Manager of Jennison, have been the portfolio managers of the Target Fund since 2000. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Survivor Fund since February 2019, and they are expected to continue the day-to-day management of the Combined Fund following the Reorganization.

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security and portfolios of the Corporation in connection with Ohio National Life and National Security’s variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).

The Reorganization.

The Proposed Reorganization. The Board, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Corporation.

When the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization. Contract values that you have allocated to the Target Fund immediately prior to the Reorganization will be allocated to the Survivor Fund. As a result of the Reorganization, a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because the Corporation believes that it is no longer feasible to manage the Target Fund as a separate series of the Corporation. The Target Fund has limited growth potential. The Funds pursue identical investment objectives, and the principal investment strategies of the Funds are substantially similar. Following the Reorganization, the Combined Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders. As a result, the Corporation believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

4

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Directors, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at meetings held on May 16, 2019 and June 19, 2019.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	after the Reorganization, shareholders will be invested in the Survivor Fund with an identical investment objective and substantially similar principal investment strategies to the Target Fund;

•

a mutual fund managed by the sub-adviser to the Survivor Fund using identical investment strategies (this fund was used for comparison purposes because the sub-adviser took over management of the Survivor Fund on February 1, 2019) outperformed the Target Fund, in average annual total return for periods ended March 31, 2019, by 10.15% over the 1-year period, 4.79% over the 3-year period and 4.33% over the 5-year period;

•	the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size;

•	the advisory fee for the Combined Fund is expected to be 0.15% less than the advisory fee for the Target Fund;

•	the Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	the Reorganization is not expected to result in any tax consequences to the owners of variable contracts;

•	neither the Target Fund nor the Survivor Fund and their respective shareholders will bear any of the costs of the Reorganization; and

•	the Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund Shares.

The Board, including all of the Independent Directors, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Directors of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Directors of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

5

Investment Objectives and Principal Investment Strategies

The Funds pursue identical investment objectives, and the principal investment strategies of the Funds are substantially similar. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund. See “Comparison of the Target Fund and Survivor Fund — Comparison of Investment Objectives and Principal Investment Strategies” below.

The investment objective of the both the Target Fund and Survivor Fund is to seek long-term growth of capital. The Funds also have substantially similar principal investment strategies. The primary differences between the two investment strategies are that the Target Fund invests primarily in equity and equity related securities of established companies, regardless of market capitalization, with either current or emerging earnings growth not fully appreciated or recognized by the market and the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization. The Funds are also managed by different sub-advisers.

For information on risks, see “Comparison of the Target Fund and Survivor Fund — Risks of the Funds”, below. The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Funds. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. These tables do not reflect fees or expenses that may be charged in connection with variable contracts issued by Ohio National Life and National Security that offer each Fund as an underlying investment option. If such charges were included, the following fees and expenses would be higher. The Annual Fund Operating Expenses table and Example table shown below are based on expenses incurred during each Fund’s fiscal year ended December 31, 2018, assuming the current advisory fees for the Survivor Fund had been in effect throughout 2018. The Target Fund and the Survivor Fund columns show expenses based on the average daily net assets of the applicable Fund for fiscal year 2018. The pro forma column shows expenses of the Combined Fund based on the combined assets of the Target Fund, the Survivor Fund and the ON Equity Portfolio on December 31, 2018, as if the Reorganization and the Concurrent Reorganization had occurred on that date, and assumes that the current advisory fees for the Survivor Fund had been in effect for the Combined Fund on December 31, 2018. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization, which means the expenses for the Combined Fund reflect the inclusion of the assets of the Target Fund, the Survivor Fund and the ON Equity Portfolio. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment): N/A

6

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund	Pro Forma Combined Fund (Target Fund, ON Equity Portfolio and Survivor Fund)
Management Fees	0.79%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other expenses	0.10%	0.07%	0.04%

Total Annual Fund Operating Expenses	0.89%	0.71%	0.68%

EXAMPLE

This Example is intended to help you compare the cost of investing your variable contract assets in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$91	$284	$493	$1,096
Survivor Fund	$73	$227	$395	$883
Pro Forma — Combined Fund (Target Fund, ON Equity Portfolio and Survivor Fund)	$69	$218	$379	$847

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 55% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 272% of the average value of its portfolio.

Federal Tax Consequences

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is expected that the Reorganization will not be a taxable event for owners of variable contracts, regardless of the tax status of the Reorganization, and any dividend declared as described below will not be taxable to owners of variable contracts.

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds or the insurance company separate accounts that hold shares of the Funds as a direct result of the Reorganization. However, because the Reorganization will cause the Target Fund’s tax year to end on a date earlier than the last day of its normal tax year, the Reorganization may accelerate distributions from the Target Fund to the insurance company separate

7

accounts as shareholders of the Target Fund. In particular, the Target Fund will recognize net gains or losses on the sales of any securities (net of any available capital loss carryforwards) in the period ending on the closing date, and, on or before that date, the Target Fund must declare a dividend paying out any such net gains, together with any other undistributed income or gains, to the insurance company separate accounts as shareholders of the Target Fund. Also, to the extent that the Target Fund holds any securities that are marked to market in connection with the Reorganization, it will recognize and be required to pay out any net gain from such securities. The insurance company separate accounts, as shareholders, and the owners of variable contracts, are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Purchase and Redemption of Fund Shares” and “ —Frequent Purchases and Redemption of Fund Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

Because of their substantially similar investment strategies, the primary risks associated with an investment in the Survivor Fund are similar to those associated with an investment in the Target Fund. Primary investment risks for both Funds include market risk and issuer risk. However, the Target Fund also has value strategy risk and small capitalization company risk. The Survivor Fund also has large-cap company risk, foreign investments risk and high portfolio turnover risk. More information on each of these types of investment risks can be found under “Comparison of the Target Fund and Survivor Fund — Risks of the Funds” below.

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund. The investment objective of the Target Fund is to seek long-term growth of capital.

The Target Fund invests primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market. Equity securities include common stocks or securities that may be converted into, or carry the right to buy, common stocks and preferred stocks. The Target Fund’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase. The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment.

The Target Fund is managed by Jennison under a subadvisory agreement with Ohio National. Jennison seeks companies having an attractive trade-off between good earnings, growth prospects and low valuation characteristics.

The Target Fund has a multi-capitalization nature, which allows it to invest in companies regardless of market capitalization parameters. However, the smallest companies in the Target Fund usually have a market capitalization of more than $1 billion. The Target Fund seeks to invest in companies with two distinct characteristics:

(1)	Stocks of companies out of favor with investors, but expected by Jennison to experience a dynamic earnings cycle over the next 12 to 18 months because of:

•	corporate restructuring;

8

•	new product development;

•	industry cycle turns;

•	management’s increased focus on shareholder value and/or

(2)	Companies currently delivering good growth characteristics but which are, in Jennison’s view, underpriced by the market because of:

•	short-term earnings disappointments relative to the market’s expectations and/or

•	market uncertainty that the company can sustain its current earnings growth.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Survivor Fund. The investment objective of the Survivor Fund is to seek long-term growth of capital.

Under normal circumstances, the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

The Survivor Fund is actively managed by BlackRock under a sub-advisory agreement with Ohio National. BlackRock began managing the Survivor Fund in February 2019. BlackRock seeks to pursue the Survivor Fund’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Survivor Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Survivor Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Survivor Fund’s portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

Comparison of Investment Objectives and Principal Investment Strategies

The Funds pursue identical investment objectives, and the principal investment strategies of the Funds are substantially similar. The investment objective of both Funds is to seek long-term growth of capital. The primary differences between the two investment strategies are that the Target Fund invests primarily in equity and equity related securities of established companies, regardless of market capitalization, with either current or emerging earnings growth not fully appreciated or recognized by the market and the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization. The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund
Principal Investment Objective	Principal Investment Objective
The Target Fund seeks long-term growth of capital.	The Survivor Fund seeks long-term growth of capital.

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Principal Investment Strategies	Principal Investment Strategies
The Target Fund invests primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

Under normal circumstances, the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

The Target Fund’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase.	Does not use this strategy.

The Target Fund seeks to invest in companies with two distinct characteristics: (1) stocks of companies out of favor with investors, but expected by Jennison to experience a dynamic earnings cycle over the next 12 to 18 months; and/or (2) companies currently delivering good growth characteristics but which are, in Jennison’s view, underpriced by the market.

Does not use this strategy.

Does not use this strategy.

BlackRock seeks to pursue the Survivor Fund’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Survivor Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Survivor Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

Fundamental Investment Policies

The fundamental investment policies of the Target Fund and Survivor Fund are identical and cannot be changed without shareholder approval. Each Fund:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio’s total assets at the time the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

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4. Will not underwrite securities of other issuers, except to the extent that a Portfolio may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of Portfolio securities or when selling its own shares.

5. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

6. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning Portfolio securities.

7. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

The Combined Fund will have the same fundamental investment policies.

Risks of the Funds

The following are the main risks involved in an investment in both Funds:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

In addition to the risks for both Funds above, the Target Fund has the following main risks involved in an investment in the Target Fund:

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

In addition to the risks for both Funds above, the Survivor Fund has the following main risks involved in an investment in the Survivor Fund:

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Performance History

The accompanying bar charts and tables provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each of the last ten years and each Fund’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Target Fund

During the period shown in the bar chart, the Target Fund’s highest return for a quarter was 23.03%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -18.62%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Capital Appreciation Portfolio	-13.58%	4.06%	12.23%
S&P 500® Index	-4.38%	8.49%	13.12%

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Survivor Fund

During the period shown in the bar chart, the Survivor Fund’s highest return for a quarter was 17.70%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -21.95%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON BlackRock Advantage Large Cap Core Portfolio	-17.97%	6.46%	12.04%
S&P 500® Index	-4.38%	8.49%	13.12%

The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Index Used by the Funds

The S&P 500® Index is a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Ohio National. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Ohio National. The ON S&P 500® Index Portfolio of the Corporation is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

Management of the Funds

Adviser

Ohio National is a wholly-owned subsidiary of ONLI. Ohio National uses ONLI’s investment personnel and administrative systems. That is to say the personnel of Ohio National are employees of ONLI who provide investment services to Ohio National. Ohio National has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242.

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ONLI provides its investment personnel, systems and related services to Ohio National at cost. This is done under a service agreement among ONLI, Ohio National and the Corporation, on behalf of the Funds. These services are paid for by Ohio National, not the Funds. Ohio National provides portfolio management, investment advice and administrative services to the Funds. This is done under an investment advisory agreement.

As compensation for its services to the Funds, Ohio National receives monthly fees from the Funds at annual rates on the basis of each Fund’s average daily net assets during the month for which the fees are paid. The current fee schedule for the Funds is set forth below. In 2018, the Target Fund paid Ohio National at an effective annualized rate of 0.79% on its average daily net assets and the Survivor Fund paid Ohio National at an effective annualized rate of 0.75% on its average daily net assets. The advisory fee for the Survivor Fund was reduced effective February 1, 2019 to the rates shown below. The Combined Fund’s annualized fee rate would have been 0.64% of the combined assets of the Target Fund, the Survivor Fund and the ON Equity Portfolio on December 31, 2018, assuming that the Reorganization and the Concurrent Reorganization had occurred on that date and the current advisory fees for the Survivor Fund had been in effect for the Combined Fund on that date.

Advisory Fee Schedule
Target Fund	Survivor Fund	Combined Fund
0.80% of first $100 million	0.64% of first $500 million	0.64% of first $500 million
0.75% of next $300 million	0.62% over $500 million	0.62% over $500 million
0.65% of next $600 million
0.60% over $1 billion

A discussion regarding the basis for the Board approving the advisory agreement is made available in each Fund’s Annual or Semi-Annual Report. Details of the approval are discussed in the Annual or Semi-Annual Report following the approval.

Sub-Adviser

Ohio National selects sub-advisers for the Funds, subject to the approval of the Board, including a majority of the Independent Directors.

A discussion regarding the basis for the Board approving the sub-advisory agreement with each Sub-Adviser is available in each Fund’s Annual or Semi-Annual Report. Details of the approval are discussed in the Annual or Semi-Annual Report following the approval.

The SEC has issued an order to the Corporation and Ohio National permitting Ohio National, subject to the Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change.

Ohio National monitors the compliance of the Sub-Advisers with the investment objectives and policies of the applicable Fund. Ohio National reviews the performance of the Sub-Advisers to assure continuing quality of performance. At least once each calendar quarter, Ohio National reports to the Board regarding the performance and compliance of the Sub-Advisers.

As compensation for sub-advisory services, Ohio National pays fees to the Sub-Advisers. These fees are paid from Ohio National’s assets and do not affect the Funds’ expenses. The sub-advisory fees are calculated as a percentage of the Fund assets managed by each Sub-Adviser. In 2018, Ohio National paid Jennison at an effective annualized rate of 0.38% on the Target Fund’s average daily net assets and paid the then sub-adviser for the Survivor Fund at an effective annualized rate of 0.42% on the Survivor Fund’s average daily net assets. BlackRock became sub-adviser of the Survivor Fund on February 1, 2019, and the sub-advisory fees were reduced at that time. The annualized sub-advisory fee rate of the Combined Fund will be that of the Survivor Fund, which would have been 0.20% of the combined assets of the Target Fund, the Survivor Fund and the ON Equity Portfolio on December 31, 2018, assuming that the Reorganization and the Concurrent Reorganization had occurred on that date and the current sub-advisory fees for the Survivor Fund had been in effect for the Combined Fund on that date.

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Portfolio Managers

Target Fund. Jennison has managed the Target Fund since January 2000. Jennison is located at 466 Lexington Avenue, New York, New York 10017. It is an investment adviser that has managed large pools of assets for tax-free institutions since 1969. Its ultimate owner is Prudential Financial, Inc. Before 2000, T. Rowe Price Associates, Inc. managed the Target Fund.

The portfolio managers of the Target Fund are Brian M. Gillott and Mark G. DeFranco. Both the portfolio managers jointly make investment decisions for the Fund. Brian M. Gillott is a Managing Director and an opportunistic equity portfolio manager. He joined Jennison in September 1998. Prior to joining Jennison, Mr. Gillott was an analyst at Goldman Sachs and Soros Fund Management. Mr. Gillott earned a BS in economics with honors from Penn State University.

Mark G. DeFranco is a Managing Director and an opportunistic equity portfolio manager. He joined Jennison in December 1998. Prior to joining Jennison, he was a precious metals equity analyst and portfolio manager at Pomboy Capital, beginning in 1995. Prior to that, Mr. DeFranco was a research analyst at Comstock Partners. He began his career on the equity research sales desk at Salomon Brothers. Mr. DeFranco earned a BA in economics from Bates College and an MBA from Columbia University.

Survivor Fund. BlackRock has managed the Survivor Fund since February 1, 2019. BlackRock is located at 1 University Square, Princeton, New Jersey 08540. BlackRock is an indirect, wholly-owned subsidiary and affiliate of BlackRock, Inc. BlackRock, Inc. and its affiliates had approximately $6 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The portfolio managers of the Survivor Fund are Raffaele Savi and Travis Cooke, CFA. Raffaele Savi is a Managing Director and the Co-CIO of Active Equity and Co-Head of Systematic Active Equity of BlackRock. Mr. Savi’s service with the firm dates back to 2006, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, Mr. Savi was global head of portfolio management for active equities. Previously, he was head of investments for European active equities. Prior to BlackRock, from January 1998 to January 2005, Mr. Savi was CEO of Capitalia Investment Management and previously CIO of Capitalia Asset Management. From 2002 to 2006, Mr. Savi was Adjunct Professor of Quantitative Finance at the University of Rome. Mr. Savi earned a degree in electronic engineering from the University of Rome in 1997.

Travis Cooke, CFA is a Managing Director and the Head of the US portfolio management group within the Systematic Active Equity (SAE) team of BlackRock. Mr. Cooke joined the firm in 1999, which includes his years with BGI. At BGI, Mr. Cooke was a portfolio manager for various developed market strategies within the Alpha Strategies Group. Mr. Cooke earned a BA degree in business economics from the University of California at Santa Barbara in 1998, and an MSc in finance from London Business School in 2008. He is a CFA charterholder.

Other Service Providers

The Funds use the same service providers. State Street Bank and Trust Company is each Fund’s accounting agent and custodian. Information about the Funds’ accounting agent and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund. Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Purchase and Redemption of Fund Shares

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Funds as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Funds you select.

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The net asset value of each Fund is computed by dividing the total market value of the securities held in that Fund, plus any cash or other assets less all liabilities of the Fund, by the number of shares outstanding for that Fund. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board believes reflects their fair value. This is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of the Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when Fund shares cannot be purchased or redeemed.

Frequent Purchases and Redemption of Fund Shares

The Corporation, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Funds can disrupt Fund investment strategies and increase each Fund’s operating expenses. In addition, excessive trading can lower overall Fund performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Funds. Certain funds may be more susceptible to attempted market timing and excessive trading. Typically, funds holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Corporation has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Funds are not designed to accommodate excessive trading practices. The Corporation, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which they believe represent excessive or disruptive trading and will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If they are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all, of the steps they may take to discourage excessive trading and market timing. The Board has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

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Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Funds. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the Funds involved in the transfer;

•	The investment objectives of the particular Funds involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Funds. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Corporation believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Corporation, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Funds are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Corporation to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Corporation receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Corporation may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If the Corporation, Ohio National Life or National Security are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

The Corporation may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than are currently adopted by Ohio National Life, National Security or the Corporation.

Dividends, Distributions and Taxes

Each Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Corporation’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Corporation will not be subject to federal income tax. Each year the Corporation distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Fund shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59 1/2 may also be subject to a 10% penalty tax.

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Ask your tax adviser for more information on your tax situation. The Statement of Additional Information also has more information regarding the tax status of the Funds.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Funds is December 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement at Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of the Corporation relating to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2018, which have been audited by KPMG LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Corporation relating to the Target Fund and Survivor Fund for the six months ended June 30, 2018, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Corporation.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of the Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund all of its assets in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Corporation.

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The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the close of business (4:00 p.m. Eastern Time) on the Closing Date, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	after the Reorganization, shareholders will be invested in the Survivor Fund with an identical investment objective and substantially similar principal investment strategies to the Target Fund;

•

a mutual fund managed by the sub-adviser to the Survivor Fund using identical investment strategies (this fund was used for comparison purposes because the sub-adviser took over management of the Survivor Fund on February 1, 2019) outperformed the Target Fund, in average annual total return for periods ended March 31, 2019, by 10.15% over the 1-year period, 4.79% over the 3-year period and 4.33% over the 5-year period;

•	the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size;

•	the advisory fee for the Combined Fund is expected to be 0.15% less than the advisory fee for the Target Fund;

•	the Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	the Reorganization is not expected to result in any tax consequences to the owners of variable contracts;

•	neither the Target Fund nor the Survivor Fund and their respective shareholders will bear any of the costs of the Reorganization; and

•	the Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund Shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is not anticipated that the owners of variable contracts will experience any tax liability or other tax effect, as a direct result of the Reorganization.

Moreover, the Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code, pursuant to which no gain or loss will be recognized by the Funds or the insurance company separate accounts for federal income tax purposes. As a result of the Reorganization, it is anticipated that the Survivor Fund will succeed to the tax attributes of the Target Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

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A tax ruling from the Internal Revenue Service regarding the Reorganization has not been, and will not be, requested. The owners of variable contracts and the insurance company separate accounts should consult their own tax advisers regarding the effect, if any, of the Reorganization in light of their particular circumstances. Also, because the above discussion relates only to federal income tax consequences of the Reorganization, those persons should also consult their tax advisers about foreign, state and local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Ohio National.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The following table sets forth, as of December 31, 2018: (a) the audited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization and the Concurrent Reorganization have taken place, which means the capitalization of the Combined Fund reflects the inclusion of the assets of the Survivor Fund, the Target Fund and the ON Equity Portfolio. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

Fund	Total Net Assets	Adjusted Net Assets	Shares Outstanding	Net Asset Value Per Share	Adjusted Net Asset Value Per Share
Target Fund	$93,230,354	$93,230,354	2,470,983	$37.73	$37.73
Survivor Fund	$155,344,616	$155,344,616	6,265,710	$24.79	$24.79
Pro Forma - Combined Fund*	$506,528,958	$506,528,958	20,432,794	$24.79	$24.79

*	Includes the audited capitalization of the ON Equity Portfolio, also a series of the Corporation.

Shareholder Information

As of                     , 2019 (the “Record Date”), there were                  shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
ONLI
ONLAC
NSLAC

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As of the Record Date, there were ________ shares of the Survivor Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
ONLI
ONLAC
NSLAC

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are classes of the Corporation, a corporation organized under the laws of the state of Maryland. Under the Corporation’s organizational documents, the Corporation is authorized to issue 1,550,000,000 shares of common stock, with a par value of $1.00 per share, with 25,000,000 shares allocated to the Target Fund and 23,000,000 shares allocated to the Survivor Fund.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to Ohio National Fund, Inc., Attn: Secretary, One Financial Way, Montgomery, Ohio 45242. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund at a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of June 25, 2019, among OHIO NATIONAL FUND, INC., a Maryland corporation, with its principal place of business at One Financial Way, Montgomery, Ohio 45242 (“Corporation”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Target Funds” on Schedule A attached hereto (“Schedule A”) (each, a “Target Fund”) and Corporation on behalf of each series thereof listed under the heading “Survivor Funds” on Schedule A (each, a “Survivor Fund”); and, solely for purposes of paragraph 6, OHIO NATIONAL INVESTMENTS, INC., advisor to the Survivor Funds and Target Funds (“Ohio National”). (Corporation is sometimes referred to herein as an “Investment Company,” and each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund, and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf shall, be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Corporation (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

Corporation wishes to effect four reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the corresponding Survivor Fund listed on Exhibit A (as to each Target Fund, the “corresponding Survivor Fund”) in exchange solely for (a) shares of beneficial interest of that corresponding Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”). The consummation of any particular Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement, except paragraphs 3.1(a), 3.1(r), 3.2(a) and 3.2(m), refers only to a single Reorganization, one Target Fund, and one Survivor Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Investment Company’s board of directors (the “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Survivor Fund Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Target Fund Shares then outstanding; and

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(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records — Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Ohio National pursuant to paragraph 6.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Survivor Fund’s shareholder records in the Shareholders’ names and transferring those Survivor Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Survivor Fund Shares having an aggregate NAV equal to the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Corporation shall not issue certificates representing the Survivor Fund Shares issued in connection with the Reorganization.

1.5 (a) The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(b) For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund’s net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c) All computations of value and NAV shall be made by State Street Bank and Trust Company (“State Street”), accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

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1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about August 23, 2019 (“Effective Time”). The Closing shall be held at the offices of State Street, 801 Pennsylvania Street, Kansas City, Missouri 64105.

2.2 Corporation shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Corporation shall direct its transfer agent to deliver at the Closing (a) to Corporation, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Corporation, a confirmation, or other evidence satisfactory to Corporation, that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Corporation shall deliver to Corporation and Ohio National, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3. REPRESENTATIONS AND WARRANTIES

3.1 Corporation, on Target Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Corporation;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

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(d) At the Effective Time, Corporation will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Corporation, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Corporation, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) The (1) annual report of the Corporation for the fiscal year ended December 31, 2018, and the audited financial statements appearing therein, having been audited by KPMG LLP, independent registered public accounting firm and (2) semiannual report of the Corporation for the six months ended June 30, 2018, in each case fairly presents the financial condition and result of operations of the Target Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis;

(i) Since December 31, 2018, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

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(k) Target Fund is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation does not have a fixed pool of assets; and each series thereof (including each Target Fund) is a managed portfolio of securities, and Ohio National has the authority to buy and sell securities for each Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Corporation;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

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(u) At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1/3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.2 Corporation, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Corporation.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Corporation, for the account of the Target Fund shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Corporation;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

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(f) Corporation, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or any Undertaking to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Corporation, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation will not have a fixed pool of assets; and each series thereof (including each Survivor Fund) will be a managed portfolio of securities, and Ohio National will have the authority to buy and sell securities for each Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

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(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act; and

(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Corporation, on behalf of each Target Fund, and Corporation, on behalf of each Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Corporation’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

A-8

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Ohio National, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

4. COVENANTS

4.1 Corporation covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Corporation covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Corporation covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Target Fund’s behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Corporation covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

A-9

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s investment company taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Corporation may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Ohio National shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Target Fund, or the Board, on behalf of the corresponding Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Target Fund or such Survivor Fund, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to a Target Fund or its corresponding Survivor Fund shall not affect the continued effectiveness of this Agreement with respect to any other Target Fund or Survivor Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Corporation, on behalf of each Target Fund, and Corporation, on behalf of the corresponding Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

A-10

11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Survivor Fund’s behalf, or Corporation, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually, and that Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Corporation’s property attributable to and held for the benefit of any other series thereof. Corporation, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Corporation or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

OHIO NATIONAL FUND, INC., on behalf of each Target Fund listed on Schedule A

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President

OHIO NATIONAL FUND, INC., on behalf of each Survivor Fund listed on Schedule A

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President

A-11

SCHEDULE A

TARGET FUNDS	To be Reorganized into	SURVIVOR FUNDS

ON ICON Balanced Portfolio	→	ON BlackRock Balanced Allocation Portfolio

ON Capital Appreciation Portfolio	→	ON BlackRock Advantage Large Cap Core Portfolio

ON Equity Portfolio	→	ON BlackRock Advantage Large Cap Core Portfolio

ON ClearBridge Small Cap Portfolio	→	ON BlackRock Advantage Small Cap Growth Portfolio

A-12

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information for the fiscal years ended December 31 has been derived from the Corporation’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Corporation’s audited financial statements included in the Corporation’s Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
											Ratios assuming no expenses reduced or reimbursed by adviser

									Ratios net of expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments and foreign currency related transactions	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income	Expenses	Portfolio turnover rate
ON Capital Appreciation Portfolio
Year ended December 31, 2018	$43.66	0.40	(6.33)	(5.93)	—	$37.73	-13.58%	$93.2	0.89%	0.86%	0.89%	55%
Year ended December 31, 2017	$37.70	1.28	4.68	5.96	—	$43.66	15.81%	$125.6	0.86%	1.00%	0.86%	51%
Year ended December 31, 2016	$32.88	0.91	3.91	4.82	—	$37.70	14.66%	$195.7	0.82%	1.21%	0.82%	55%
Year ended December 31, 2015	$33.82	0.29	(0.98)	(0.69)	(0.25)	$32.88	-2.05%	$430.4	0.80%	0.86%	0.80%	69%
Year ended December 31, 2014	$31.24	0.08	2.59	2.67	(0.09)	$33.82	8.54%	$449.4	0.83%	0.56%	0.83%	67%
ON BlackRock Advantage Large Cap Core Portfolio (a)
Year ended December 31, 2018	$30.22	0.20	(5.63)	(5.43)	—	$24.79	-17.97%	$155.3	0.82%	0.63%	0.82%	272%
Year ended December 31, 2017	$24.02	0.16	6.04	6.20	—	$30.22	25.81%	$223.7	0.82%	0.47%	0.82%	220%

B-1

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
											Ratios assuming no expenses reduced or reimbursed by adviser

									Ratios net of expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments and foreign currency related transactions	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income	Expenses	Portfolio turnover rate
Year ended December 31, 2016	$21.49	0.12	2.41	2.53	—	$24.02	11.77%	$207.9	0.83%	0.49%	0.83%	223%
Year ended December 31, 2015	$20.75	0.12	0.73	0.85	(0.11)	$21.49	4.08%	$218.7	0.81%	0.55%	0.81%	228%
Year ended December 31, 2014	$18.29	0.09	2.45	2.54	(0.08)	$20.75	13.88%	$232.0	0.81%	0.42%	0.81%	239%

(a)	Formerly named the ON Bristol Portfolio.
#	Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

B-2

STATEMENT OF ADDITIONAL INFORMATION

[____], 2019

ON CAPITAL APPRECIATION PORTFOLIO

AND

ON BLACKROCK ADVANTAGE LARGE CAP CORE PORTFOLIO

each a series of Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

1-800-366-6654

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [____], 2019 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Ohio National Fund, Inc. (the “Corporation”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report upon request. Requests should be directed to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654.

1

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Corporation, is contained in and incorporated by reference to the Statement of Additional Information dated May 1, 2019, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended June 30, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

3

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of December 31, 2018, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Plan of Reorganization”) as if the Reorganization occurred on December 31, 2018.

Target Fund	Survivor Fund
ON Capital Appreciation Portfolio	ON BlackRock Advantage Large Cap Core Portfolio

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Survivor Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 3,761,518 shares of the Survivor Fund had the Reorganization occurred on December 31, 2018.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Survivor Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As of Date
ON Capital Appreciation Portfolio (Target Fund)	$93,230,354	December 31, 2018
ON BlackRock Advantage Large Cap Core Portfolio (Survivor Fund)	$155,344,616	December 31, 2018
ON BlackRock Advantage Large Cap Core Portfolio (Pro Forma Combined Fund)*	$506,528,958	December 31, 2018

*	Includes the net assets of the ON Equity Portfolio, also a series of the Corporation.

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on December 31, 2018. For purposes of this presentation, the actual fees and expenses of the Target Fund and Survivor Fund (as a percentage of annual average net assets) are being compared to the pro forma fees and

4

expenses. No adjustments were made to the actual expenses of the Target Fund or Survivor Fund to reflect updates, if any, to management fees to either Fund subsequent to December 31, 2018. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees	$(508,428)	(0.10%)
Custodian fees	(15,900)	0.00	%(1)(2)
Professional fees	(38,710)	(0.01	%)(1)
Accounting fees	(2,800)	0.00	%(1)(2)
Administration fees	(37,000)	(0.01	%)(1)
Printing and filing fees	(4,240)	0.00	%(1)(2)
Compliance expense	(27,288)	0.00	%(2)

Total Pro Forma Net Expense Adjustment	$(634,366)	(0.12%)

(1)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(2)	Rounds to less than (0.01%).

As a result of the Reorganization, certain portfolio securities will be purchased and sold to reposition the Combined Fund’s investment holdings. The repositioning is intended to provide for optimal performance and conformity to the Combined Fund’s investment strategy and the stock selection criteria of the sub-adviser. We estimate the brokerage commissions associated with these security transactions to be $50,000, which will be borne by the Combined Fund. The repositioning costs are expected to have a net asset value impact of $0.00 per share on the pro forma shares of the Combined Fund outstanding as of December 31, 2018.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4 — Reorganization Costs

The costs of the Reorganization will be borne by Ohio National. The costs of the Reorganization include legal counsel fees, independent accountant fees and expenses relating to the printing and mailing of this Information Statement/Prospectus, but do not include any portfolio transaction costs, such as brokerage fees arising from the Reorganization. As a result of the Reorganization, certain portfolio securities will be purchased and sold to reposition the Combined Fund’s investment holdings. The repositioning is intended to provide for optimal performance and conformity to the Combined Fund’s investment strategy and the stock selection criteria of the sub-adviser. We estimate the brokerage commissions associated with these security transactions to be $50,000, which will be borne by the Combined Fund. The repositioning costs are expected to have a net asset value impact of $0.00 per share on the pro forma shares of the Combined Fund outstanding as of December 31, 2018.

Note 5 — Accounting Survivor

The Survivor Fund will be the accounting survivor. The Combined Fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

5

One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 513.794.6100 ohionational.com

[                     ], 2019

We’re contacting you to notify you that the Board of Directors (the “Board”) of the Ohio National Fund, Inc. has approved mergers involving several portfolios available within your Ohio National individual or group variable annuity contract, or variable universal life insurance policy or your National Security individual variable annuity contract or variable universal life insurance policy. The Board, after careful consideration, concluded that the mergers are in the best interests of the portfolios and their shareholders and will result in benefits to the shareholders, in part because the resulting portfolios will offer lower annual operating expenses, with managers who have proven performance.

You are receiving this notice because you have funds allocated to the affected target portfolio below. As of the close of business on August 23, 2019, or on such later date as may be deemed necessary in the judgment of the Board, any assets remaining within the target portfolio below will be transferred to the survivor portfolio and contract values that you have allocated to the target portfolio immediately prior to the merger will be allocated to the survivor portfolio. The survivor portfolio pursues similar investment strategies to the target portfolio.

Target Portfolio	Survivor Portfolio
ON Equity Portfolio	ON BlackRock Advantage Large Cap Core Portfolio

These changes will take place automatically, and any future allocations on your contract or policy that are impacted will also be updated automatically. As a result, please note that you do not need to take any action at this time, unless you would prefer to reallocate your assets to other portfolios prior to the transfer. You may change investment allocations at any time by contacting customer service at the appropriate number below. No sales charges, redemption fees or other transaction fees will result from the transfer.

Learn more

For additional information, please see the enclosed Information Statement/Prospectus or contact one of our customer service teams. Objective, strategy and fee information for the merged portfolios will also be available online at fundinfo.ohionational.com.

Customer Service Number
ONcore individual variable annuity contracts	888.925.6446
NScore individual variable annuity contracts	877.446.6020
Variable universal life insurance policies	800.366.6654
Group variable annuity contracts	877.777.1112

Sincerely,

Michael J. DeWeirdt

President

Ohio National Fund, Inc.

INFORMATION STATEMENT FOR

ON EQUITY PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

PROSPECTUS FOR

ON BLACKROCK ADVANTAGE LARGE CAP CORE PORTFOLIO,

A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

DATED [                        ], 2019

RELATING TO THE REORGANIZATION OF

ON EQUITY PORTFOLIO WITH AND INTO

ON BLACKROCK ADVANTAGE LARGE CAP CORE PORTFOLIO,

EACH A SERIES OF OHIO NATIONAL FUND, INC.

This Combined Prospectus/Information Statement is furnished to you as an owner of a variable annuity contract or variable life insurance policy (collectively, “variable contracts”) having contract values allocated to the ON Equity Portfolio (the “Target Fund”), a class (herein referred to as “series”) of Ohio National Fund, Inc., a Maryland corporation (the “Corporation”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the ON BlackRock Advantage Large Cap Core Portfolio (the “Survivor Fund”), also a series of the Corporation (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund” or “Portfolio,” and together, the “Funds” or “Portfolios.” The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. On or about the same date as the Reorganization, the ON Capital Appreciation Portfolio, a series of the Corporation, will also be reorganizing into the Survivor Fund (the “Concurrent Reorganization”). Information regarding the Concurrent Reorganization is in another Combined Prospectus/Information Statement. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization. The separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”, and together with ONLI, “Ohio National Life”) and National Security Life and Annuity Company (“National Security” or “NSLAC”) and portfolios of the Corporation hold all Target Fund and Survivor Fund shares for the benefit of all owners of variable contracts. For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to such contract owners and to the separate accounts of Ohio National Life and National Security, unless the context otherwise requires.

The Board of Directors of the Corporation (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Reorganization is expected to take effect on or about [                        ], 2019, or as soon as possible thereafter. The Survivor Fund pursues identical investment objectives and principal investment strategies to those of the Target Fund. The investment objective of both Funds is to seek long-term growth of capital. Both Funds invest, under normal circumstances, at least 80% of their net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization. For more information on each Fund’s investment objectives and strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated [______], 2019 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed simultaneously with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Corporation toll free at 1-800-366-6654.

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In addition, each of the following documents has been filed with the SEC and is incorporated herein by reference:

•	the Prospectus related to the Target Fund and Survivor Fund, dated May 1, 2019, filed April 25, 2019 on Form N-1A, Post-Effective Amendment No. 87 (File Nos. 811-3015; 2-67464);

•

the Statement of Additional Information related to the Target Fund and Survivor Fund, dated May 1, 2019, filed April 25, 2019 on Form N-1A, Post-Effective Amendment No. 87 (File Nos. 811-3015; 2-67464);

•

the Annual Report to shareholders of Ohio National Fund, Inc. related to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2018, filed March 6, 2019, on Form N-CSR (File No. 811-3015), which has previously been sent to shareholders of the Target Fund and Survivor Fund; and

•

the Semi-Annual Report to shareholders of Ohio National Fund, Inc. related to the Target Fund and Survivor Fund for the fiscal period ended June 30, 2018, filed September 5, 2018, on Form N-CSRS (File No. 811-3015), which has previously been sent to shareholders of the Target Fund and Survivor Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC. The Reorganization SAI, as well as the Corporation’s Prospectus, Statement of Additional Information and annual and semi-annual reports, are available upon request and without charge by writing to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling toll-free at 1-800-366-6654. They are also available, free of charge, at the Corporation’s website at www.ohionational.com. Information about the Corporation can also be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained at prescribed rates, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information Services, 100 F. Street, N.E., Washington, D.C. 20549.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT [                        ], 2019.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Corporation, organized under the laws of the state of Maryland, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate classes (herein referred to as “series”) of the Corporation. The investment objective of the both the Target Fund and Survivor Fund is to seek long-term growth of capital.

Ohio National Investments, Inc. (“Ohio National”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Fund. Both Funds are managed by the sub-adviser, BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”).

Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Target Fund since May 2019 and portfolio managers of the Survivor Fund since February 2019. Raffaele Savi and Travis Cooke are expected to continue the day-to-day management of the Combined Fund following the Reorganization.

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security and portfolios of the Corporation in connection with Ohio National Life and National Security’s variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).

The Reorganization.

The Proposed Reorganization. The Board, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Corporation.

When the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization. Contract values that you have allocated to the Target Fund immediately prior to the Reorganization will be allocated to the Survivor Fund. As a result of the Reorganization, a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because the Corporation believes that it is no longer feasible to manage the Target Fund as a separate series of the Corporation. The Target Fund is a redundant product offering. The Survivor Fund pursues identical investment objectives and principal investment strategies to those of the Target Fund. Following the Reorganization, the Combined Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders. As a result, the Corporation believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

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In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Directors, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at meetings held on May 16, 2019 and June 19, 2019.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	after the Reorganization, shareholders will be invested in the Combined Fund with an identical investment objective and principal investment strategies to the Target Fund;

•

a mutual fund managed by the sub-adviser to the Survivor Fund using identical investment strategies (this fund was used for comparison purposes because the sub-adviser took over management of the Survivor Fund on February 1, 2019) outperformed the Target Fund, in average annual total return for periods ended March 31, 2019, by 3.96% over the 1-year period, 4.85% over the 3-year period, and 3.50% for the 5-year period;

•	the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size;

•	the advisory fee for the Combined Fund is expected to be the same as the advisory fee for the Target Fund;

•	the Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	the Reorganization is not expected to result in any tax consequences to the owners of variable contracts;

•	neither the Target Fund nor the Survivor Fund and their respective shareholders will bear any of the costs of the Reorganization; and

•	the Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund Shares.

The Board, including all of the Independent Directors, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Directors of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Directors of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

Investment Objectives and Principal Investment Strategies

The Funds have identical investment objectives and principal investment strategies. The investment objective of both Funds is to seek long-term growth of capital. Both Funds invest, under normal circumstances, at least 80% of their net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund. See “Comparison of the Target Fund and Survivor Fund — Comparison of Investment Objectives and Principal Investment Strategies” below.

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For information on risks, see “Comparison of the Target Fund and Survivor Fund — Risks of the Funds”, below.  The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Funds. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. These tables do not reflect fees or expenses that may be charged in connection with variable contracts issued by Ohio National Life and National Security that offer each Fund as an underlying investment option. If such charges were included, the following fees and expenses would be higher. The Annual Fund Operating Expenses table and Example table shown below are based on expenses incurred during each Fund’s fiscal year ended December 31, 2018, assuming the current advisory fees for each Fund had been in effect throughout 2018. The Target Fund and the Survivor Fund columns show expenses based on the average daily net assets of the applicable Fund for fiscal year 2018. The pro forma column shows expenses of the Combined Fund based on the combined assets of the Target Fund, the Survivor Fund and the ON Capital Appreciation Portfolio on December 31, 2018, as if the Reorganization and Concurrent Reorganization had occurred on that date, and assumes that the current advisory fees for the Survivor Fund had been in effect for the Combined Fund on December 31, 2018. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization, which means the expenses for the Combined Fund reflect the inclusion of the assets of the Target Fund, the Survivor Fund and the ON Capital Appreciation Portfolio. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund	Pro Forma Combined Fund (Target Fund, ON Capital Appreciation Portfolio and Survivor Fund)
Management Fees	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other expenses	0.05%	0.07%	0.04%

Total Annual Fund Operating Expenses	0.69%	0.71%	0.68%

EXAMPLE

This Example is intended to help you compare the cost of investing your variable contract assets in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Target Fund	$70	$221	$384	$859
Survivor Fund	$73	$227	$395	$883
Pro Forma — Combined Fund (Target Fund, ON Capital Appreciation Portfolio and Survivor Fund)	$69	$218	$379	$847

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 28% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 272% of the average value of its portfolio.

Federal Tax Consequences

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is expected that the Reorganization will not be a taxable event for owners of variable contracts, regardless of the tax status of the Reorganization, and any dividend declared as described below will not be taxable to owners of variable contracts.

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds or the insurance company separate accounts that hold shares of the Funds as a direct result of the Reorganization. However, because the Reorganization will cause the Target Fund’s tax year to end on a date earlier than the last day of its normal tax year, the Reorganization may accelerate distributions from the Target Fund to the insurance company separate accounts as shareholders of the Target Fund. In particular, the Target Fund will recognize net gains or losses on the sales of any securities (net of any available capital loss carryforwards) in the period ending on the closing date, and, on or before that date, the Target Fund must declare a dividend paying out any such net gains, together with any other undistributed income or gains, to the insurance company separate accounts as shareholders of the Target Fund. Also, to the extent that the Target Fund holds any securities that are marked to market in connection with the Reorganization, it will recognize and be required to pay out any net gain from such securities. The insurance company separate accounts, as shareholders, and the owners of variable contracts, are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Purchase and Redemption of Fund Shares” and “—Frequent Purchases and Redemption of Fund Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

Because of their identical investment strategies, the primary risks associated with an investment in the Survivor Fund are substantially similar to those associated with an investment in the Target Fund. Primary investment risks for both Funds include market risk, issuer risk, large-cap company risk, and foreign investments risk. However, the Survivor Fund also has high portfolio turnover risk. More information on each of these types of investment risks can be found under “Comparison of the Target Fund and Survivor Fund — Risks of the Funds” below.

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COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund. The investment objective of the Target Fund is to seek long-term growth of capital.

The Target Fund invests primarily in equity securities. Under normal circumstances, the Target Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

The Target Fund is managed by BlackRock under a sub-advisory agreement with Ohio National. BlackRock began managing the Fund in May 2019. BlackRock seeks to pursue the Target Fund’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Target Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Target Fund’s portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Survivor Fund. The investment objective of the Survivor Fund is to seek long-term growth of capital.

Under normal circumstances, the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

The Survivor Fund is actively managed by BlackRock under a sub-advisory agreement with Ohio National. BlackRock began managing the Survivor Fund in February 2019. BlackRock seeks to pursue the Survivor Fund’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Survivor Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Survivor Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Survivor Fund’s portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

Comparison of Investment Objectives and Principal Investment Strategies

The Survivor Fund pursues identical investment objectives and principal investment strategies to those of the Target Fund. The investment objective of both Funds is to seek long-term growth of capital. Both Funds invest, under normal circumstances, at least 80% of their net assets (plus borrowings for investment purposes, if any, in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

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The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund

Principal Investment Objective	Principal Investment Objective
The Target Fund seeks long-term growth of capital.	The Survivor Fund seeks long-term growth of capital.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Target Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Under normal circumstances, the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

BlackRock seeks to pursue the Target Fund’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Target Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Target Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

BlackRock seeks to pursue the Survivor Fund’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Survivor Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Survivor Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

Fundamental Investment Policies

The fundamental investment policies of the Target Fund and Survivor Fund are identical and cannot be changed without shareholder approval. Each Fund:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio’s total assets at the time the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

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4. Will not underwrite securities of other issuers, except to the extent that a Portfolio may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of Portfolio securities or when selling its own shares.

5. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

6. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning Portfolio securities.

7. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

The Combined Fund will have the same fundamental investment policies.

Risks of the Funds

The following are the main risks involved in an investment in both Funds:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

In addition to the risks for both Funds above, the Survivor Fund has the following main risk involved in an investment in the Survivor Fund:

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

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Performance History

The accompanying bar charts and tables provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each of the last ten years and each Fund’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Target Fund

During the period shown in the bar chart, the Target Fund’s highest return for a quarter was 28.02%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -16.33%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Equity Portfolio	-13.82%	4.12%	10.95%
S&P 500® Index	-4.38%	8.49%	13.12%

Survivor Fund

During the period shown in the bar chart, the Survivor Fund’s highest return for a quarter was 17.70%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -21.95%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877-781-6392.

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Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON BlackRock Advantage Large Cap Core Portfolio	-17.97%	6.46%	12.04%
S&P 500® Index	-4.38%	8.49%	13.12%

The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Index Used by the Funds

The S&P 500® Index is a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Ohio National. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Ohio National. The ON S&P 500® Index Portfolio of the Corporation is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

Management of the Funds

Adviser

Ohio National is a wholly-owned subsidiary of ONLI. Ohio National uses ONLI’s investment personnel and administrative systems. That is to say the personnel of Ohio National are employees of ONLI who provide investment services to Ohio National. Ohio National has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242.

ONLI provides its investment personnel, systems and related services to Ohio National at cost. This is done under a service agreement among ONLI, Ohio National and the Corporation, on behalf of the Funds. These services are paid for by Ohio National, not the Funds. Ohio National provides portfolio management, investment advice and administrative services to the Funds. This is done under an investment advisory agreement.

As compensation for its services to the Funds, Ohio National receives monthly fees from the Funds at annual rates on the basis of each Fund’s average daily net assets during the month for which the fees are paid. The current fee schedule for the Funds is set forth below. In 2018, the Target Fund paid Ohio National at an effective annualized rate of 0.76% on its average daily net assets and the Survivor Fund paid Ohio National at an effective annualized rate of 0.75% on its average daily net assets. The advisory fee for the Target Fund was reduced effective May 1, 2019 and for the Survivor Fund effective February 1, 2019 to the rates shown below. The Combined Fund’s annualized fee rate would have been 0.64% of the combined assets of the Target Fund, the Survivor Fund and the ON Capital Appreciation Portfolio on December 31, 2018, assuming that the Reorganization and the Concurrent Reorganization had occurred on that date and that the current advisory fees for the Survivor Fund had been in effect for the Combined Fund on that date.

Advisory Fee Schedule
Target Fund	Survivor Fund	Combined Fund
0.64% of first $500 million	0.64% of first $500 million	0.64% of first $500 million
0.62% over $500 million	0.62% over $500 million	0.62% over $500 million

A discussion regarding the basis for the Board approving the advisory agreement is made available in each Fund’s Annual or Semi-Annual Report. Details of the approval are discussed in the Annual or Semi-Annual Report following the approval.

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Sub-Adviser

Ohio National selects sub-advisers for the Funds, subject to the approval of the Board, including a majority of the Independent Directors.

A discussion regarding the basis for the Board approving the sub-advisory agreement with the Sub-Adviser for each Fund is available in each Fund’s Annual or Semi-Annual Report. Details of the approval are discussed in the Annual or Semi-Annual Report following the approval.

The SEC has issued an order to the Corporation and Ohio National permitting Ohio National, subject to the Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change.

Ohio National monitors the compliance of the Sub-Adviser with the investment objectives and policies of each Fund. Ohio National reviews the performance of the Sub-Adviser to assure continuing quality of performance. At least once each calendar quarter, Ohio National reports to the Board regarding the performance and compliance of the Sub-Adviser.

As compensation for sub-advisory services, Ohio National pays fees to the Sub-Adviser. These fees are paid from Ohio National’s assets and do not affect the Funds’ expenses. The sub-advisory fees are calculated as a percentage of the Fund assets managed by the Sub-Adviser. In 2018, Ohio National paid the then sub-adviser of the Target Fund at an effective annualized rate of 0.39% on the Target Fund’s average daily net assets and paid the then sub-adviser of the Survivor Fund at an effective annualized rate of 0.42% on the Survivor Fund’s average daily net assets. BlackRock became the sub-adviser of both the Target Fund and Survivor Fund in 2019, and sub-advisory fees for each Fund were reduced at the time of the change. The annualized sub-advisory fee rate of the Combined Fund will be that of the Survivor Fund, which would have been 0.20% of the combined assets of the Target Fund, the Survivor Fund and the ON Capital Appreciation Portfolio on December 31, 2018, assuming that the Reorganization and the Concurrent Reorganization had occurred on that date and that the current sub-advisory fees for the Survivor Fund had been in effect for the Combined Fund on that date.

Portfolio Managers

BlackRock has managed the Target Fund since May 1, 2019 and the Survivor Fund since February 1, 2019. BlackRock is located at 1 University Square, Princeton, New Jersey 08540. BlackRock is an indirect, wholly-owned subsidiary and affiliate of BlackRock, Inc. BlackRock, Inc. and its affiliates had approximately $6 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The portfolio managers of both the Target Fund and Survivor Fund are Raffaele Savi and Travis Cooke, CFA. Raffaele Savi is a Managing Director and the Co-CIO of Active Equity and Co-Head of Systematic Active Equity of BlackRock. Mr. Savi’s service with the firm dates back to 2006, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, Mr. Savi was global head of portfolio management for active equities. Previously, he was head of investments for European active equities. Prior to BlackRock, from January 1998 to January 2005, Mr. Savi was CEO of Capitalia Investment Management and previously CIO of Capitalia Asset Management. From 2002 to 2006, Mr. Savi was Adjunct Professor of Quantitative Finance at the University of Rome. Mr. Savi earned a degree in electronic engineering from the University of Rome in 1997.

Travis Cooke, CFA is a Managing Director and the Head of the US portfolio management group within the Systematic Active Equity (SAE) team of BlackRock. Mr. Cooke joined the firm in 1999, which includes his years with BGI. At BGI, Mr. Cooke was a portfolio manager for various developed market strategies within the Alpha Strategies Group. Mr. Cooke earned a BA degree in business economics from the University of California at Santa Barbara in 1998, and an MSc in finance from London Business School in 2008. He is a CFA charterholder.

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Other Service Providers

The Funds use the same service providers. State Street Bank and Trust Company is each Fund’s accounting agent and custodian. Information about the Funds’ accounting agent and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund. Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Purchase and Redemption of Fund Shares

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Funds as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Funds you select.

The net asset value of each Fund is computed by dividing the total market value of the securities held in that Fund, plus any cash or other assets less all liabilities of the Fund, by the number of shares outstanding for that Fund. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board believes reflects their fair value. This is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of the Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when Fund shares cannot be purchased or redeemed.

Frequent Purchases and Redemption of Fund Shares

The Corporation, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Funds can disrupt Fund investment strategies and increase each Fund’s operating expenses. In addition, excessive trading can lower overall Fund performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Funds. Certain funds may be more susceptible to attempted market timing and excessive trading. Typically, funds holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Corporation has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Funds are not designed to accommodate excessive trading practices. The Corporation, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which they believe represent excessive or disruptive trading and will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If they are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all, of the steps they may take to discourage excessive trading and market timing. The Board has adopted these policies and procedures with respect to frequent purchases and redemptions.

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The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Funds. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the Funds involved in the transfer;

•	The investment objectives of the particular Funds involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Funds. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Corporation believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Corporation, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Funds are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Corporation to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Corporation receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Corporation may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If the Corporation, Ohio National Life or National Security are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

15

The Corporation may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than are currently adopted by Ohio National Life, National Security or the Corporation.

Dividends, Distributions and Taxes

Each Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Corporation’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Corporation will not be subject to federal income tax. Each year the Corporation distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Fund shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59 1/2 may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The Statement of Additional Information also has more information regarding the tax status of the Funds.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Funds is December 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement at Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of the Corporation relating to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2018, which have been audited by KPMG LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Corporation relating to the Target Fund and Survivor Fund for the six months ended June 30, 2018, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Corporation.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of the Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

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Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund all of its assets in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Corporation.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the close of business (4:00 p.m. Eastern Time) on the Closing Date, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	after the Reorganization, shareholders will be invested in the Combined Fund with an identical investment objective and principal investment strategies to the Target Fund;

•

a mutual fund managed by the sub-adviser to the Survivor Fund using identical investment strategies (this fund was used for comparison purposes because the sub-adviser took over management of the Survivor Fund on February 1, 2019) outperformed the Target Fund, in average annual total return for periods ended March 31, 2019, by 3.96% over the 1-year period, 4.85% over the 3-year period, and 3.50% for the 5-year period;

•	the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size;

•	the advisory fee for the Combined Fund is expected to be the same as the advisory fee for the Target Fund;

•	the Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	the Reorganization is not expected to result in any tax consequences to the owners of variable contracts;

•	neither the Target Fund nor the Survivor Fund and their respective shareholders will bear any of the costs of the Reorganization; and

•	the Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund Shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

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Federal Income Taxes

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is not anticipated that the owners of variable contracts will experience any tax liability or other tax effect, as a direct result of the Reorganization.

Moreover, the Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code, pursuant to which no gain or loss will be recognized by the Funds or the insurance company separate accounts for federal income tax purposes. As a result of the Reorganization, it is anticipated that the Survivor Fund will succeed to the tax attributes of the Target Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

A tax ruling from the Internal Revenue Service regarding the Reorganization has not been, and will not be, requested. The owners of variable contracts and the insurance company separate accounts should consult their own tax advisers regarding the effect, if any, of the Reorganization in light of their particular circumstances. Also, because the above discussion relates only to federal income tax consequences of the Reorganization, those persons should also consult their tax advisers about foreign, state and local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Ohio National.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The following table sets forth, as of December 31, 2018: (a) the audited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization and the Concurrent Reorganization have taken place, which means the capitalization of the Combined Fund reflects the inclusion of the assets of the Survivor Fund, the Target Fund and the ON Capital Appreciation Portfolio. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

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Fund	Total Net Assets	Adjusted Net Assets	Shares Outstanding	Net Asset Value Per Share	Adjusted Net Asset Value Per Share
Target Fund	$257,953,988	$257,953,988	7,233,608	$35.66	$35.66
Survivor Fund	$155,344,616	$155,344,616	6,265,710	$24.79	$24.79
Pro Forma - Combined Fund*	$506,528,958	$506,528,958	20,432,794	$24.79	$24.79

*	Includes the audited capitalization of the ON Capital Appreciation Portfolio, also a series of the Corporation.

Shareholder Information

As of                 , 2019 (the “Record Date”), there were                  shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
ONLI
ONLAC
NSLAC

As of the Record Date, there were                  shares of the Survivor Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
ONLI
ONLAC
NSLAC

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are classes of the Corporation, a corporation organized under the laws of the state of Maryland. Under the Corporation’s organizational documents, the Corporation is authorized to issue 1,550,000,000 shares of common stock, with a par value of $1.00 per share, with 35,000,000 shares allocated to the Target Fund and 23,000,000 shares allocated to the Survivor Fund.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

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Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to Ohio National Fund, Inc., Attn: Secretary, One Financial Way, Montgomery, Ohio 45242. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund at a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of June 25, 2019, among OHIO NATIONAL FUND, INC., a Maryland corporation, with its principal place of business at One Financial Way, Montgomery, Ohio 45242 (“Corporation”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Target Funds” on Schedule A attached hereto (“Schedule A”) (each, a “Target Fund”) and Corporation on behalf of each series thereof listed under the heading “Survivor Funds” on Schedule A (each, a “Survivor Fund”); and, solely for purposes of paragraph 6, OHIO NATIONAL INVESTMENTS, INC., advisor to the Survivor Funds and Target Funds (“Ohio National”). (Corporation is sometimes referred to herein as an “Investment Company,” and each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund, and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf shall, be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Corporation (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

Corporation wishes to effect four reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the corresponding Survivor Fund listed on Exhibit A (as to each Target Fund, the “corresponding Survivor Fund”) in exchange solely for (a) shares of beneficial interest of that corresponding Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”). The consummation of any particular Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement, except paragraphs 3.1(a), 3.1(r), 3.2(a) and 3.2(m), refers only to a single Reorganization, one Target Fund, and one Survivor Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Investment Company’s board of directors (the “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Survivor Fund Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Target Fund Shares then outstanding; and

(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

A-1

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records — Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Ohio National pursuant to paragraph 6.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Survivor Fund’s shareholder records in the Shareholders’ names and transferring those Survivor Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Survivor Fund Shares having an aggregate NAV equal to the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Corporation shall not issue certificates representing the Survivor Fund Shares issued in connection with the Reorganization.

1.5  (a) The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(b) For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund’s net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c) All computations of value and NAV shall be made by State Street Bank and Trust Company (“State Street”), accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

A-2

1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about August 23, 2019 (“Effective Time”). The Closing shall be held at the offices of State Street, 801 Pennsylvania Street, Kansas City, Missouri 64105.

2.2 Corporation shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Corporation shall direct its transfer agent to deliver at the Closing (a) to Corporation, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Corporation, a confirmation, or other evidence satisfactory to Corporation, that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Corporation shall deliver to Corporation and Ohio National, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3. REPRESENTATIONS AND WARRANTIES

3.1 Corporation, on Target Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Corporation;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

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(d) At the Effective Time, Corporation will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Corporation, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Corporation, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) The (1) annual report of the Corporation for the fiscal year ended December 31, 2018, and the audited financial statements appearing therein, having been audited by KPMG LLP, independent registered public accounting firm and (2) semiannual report of the Corporation for the six months ended June 30, 2018, in each case fairly presents the financial condition and result of operations of the Target Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis;

(i) Since December 31, 2018, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

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(k) Target Fund is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation does not have a fixed pool of assets; and each series thereof (including each Target Fund) is a managed portfolio of securities, and Ohio National has the authority to buy and sell securities for each Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Corporation;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

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(u) At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1/3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.2 Corporation, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Corporation.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Corporation, for the account of the Target Fund shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Corporation;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

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(f) Corporation, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or any Undertaking to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Corporation, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation will not have a fixed pool of assets; and each series thereof (including each Survivor Fund) will be a managed portfolio of securities, and Ohio National will have the authority to buy and sell securities for each Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

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(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act; and

(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Corporation, on behalf of each Target Fund, and Corporation, on behalf of each Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Corporation’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

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(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Ohio National, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

4. COVENANTS

4.1 Corporation covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Corporation covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Corporation covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Target Fund’s behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Corporation covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

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5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s investment company taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Corporation may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Ohio National shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Target Fund, or the Board, on behalf of the corresponding Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Target Fund or such Survivor Fund, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to a Target Fund or its corresponding Survivor Fund shall not affect the continued effectiveness of this Agreement with respect to any other Target Fund or Survivor Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Corporation, on behalf of each Target Fund, and Corporation, on behalf of the corresponding Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

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11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Survivor Fund’s behalf, or Corporation, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually, and that Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Corporation’s property attributable to and held for the benefit of any other series thereof. Corporation, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Corporation or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

OHIO NATIONAL FUND, INC., on behalf of each Target Fund listed on Schedule A

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President

OHIO NATIONAL FUND, INC., on behalf of each Survivor Fund listed on Schedule A

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President

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SCHEDULE A

TARGET FUNDS	To be Reorganized into	SURVIVOR FUNDS
ON ICON Balanced Portfolio	→	ON BlackRock Balanced Allocation Portfolio

ON Capital Appreciation Portfolio	→	ON BlackRock Advantage Large Cap Core Portfolio

ON Equity Portfolio	→	ON BlackRock Advantage Large Cap Core Portfolio

ON ClearBridge Small Cap Portfolio	→	ON BlackRock Advantage Small Cap Growth Portfolio

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EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information for the fiscal years ended December 31 has been derived from the Corporation’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Corporation’s audited financial statements included in the Corporation’s Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
									Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser

	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments and foreign currency related transactions	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income	Expenses	Portfolio turnover rate
ON Equity Portfolio
Year ended December 31, 2018	$41.38	0.51	(6.23)	(5.72)	—	$35.66	-13.82%	$258.0	0.81%	0.90%	0.81%	28%
Year ended December 31, 2017	$36.09	0.35	4.94	5.29	—	$41.38	14.66%	$574.9	0.80%	0.71%	0.80%	41%
Year ended December 31, 2016	$32.02	0.35	3.72	4.07	—	$36.09	12.71%	$581.8	0.82%	1.05%	0.82%	47%
Year ended December 31, 2015	$33.44	0.21	(1.44)	(1.23)	(0.19)	$32.02	-3.69%	$535.3	0.81%	0.69%	0.81%	47%
Year ended December 31, 2014	$29.41	0.12	4.02	4.14	(0.11)	$33.44	14.07%	$518.7	0.83%	0.69%	0.83%	46%
ON BlackRock Advantage Large Cap Core Portfolio (a)
Year ended December 31, 2018	$30.22	0.20	(5.63)	(5.43)	—	$24.79	-17.97%	$155.3	0.82%	0.63%	0.82%	272%
Year ended December 31, 2017	$24.02	0.16	6.04	6.20	—	$30.22	25.81%	$223.7	0.82%	0.47%	0.82%	220%

B-1

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
									Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser

	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments and foreign currency related transactions	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income	Expenses	Portfolio turnover rate
Year ended December 31, 2016	$21.49	0.12	2.41	2.53	—	$24.02	11.77%	$207.9	0.83%	0.49%	0.83%	223%
Year ended December 31, 2015	$20.75	0.12	0.73	0.85	(0.11)	$21.49	4.08%	$218.7	0.81%	0.55%	0.81%	228%
Year ended December 31, 2014	$18.29	0.09	2.45	2.54	(0.08)	$20.75	13.88%	$232.0	0.81%	0.42%	0.81%	239%

(a)	Formerly named the ON Bristol Portfolio.
#	Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

B-2

STATEMENT OF ADDITIONAL INFORMATION

[____], 2019

ON EQUITY PORTFOLIO

AND

ON BLACKROCK ADVANTAGE LARGE CAP CORE PORTFOLIO

each a series of Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

1-800-366-6654

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [____], 2019 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Ohio National Fund, Inc. (the “Corporation”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report upon request. Requests should be directed to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654.

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ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Corporation, is contained in and incorporated by reference to the Statement of Additional Information dated May 1, 2019, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended June 30, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

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Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of December 31, 2018, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Plan of Reorganization”) as if the Reorganization occurred on December 31, 2018.

Target Fund	Survivor Fund
ON Equity Portfolio	ON BlackRock Advantage Large Cap Core Portfolio

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Survivor Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 10,405,566 shares of the Survivor Fund had the Reorganization occurred on December 31, 2018.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Survivor Fund with amounts distributable to shareholders for tax purposes.

	Net Assets	As-of Date
ON Equity Portfolio (Target Fund)	$257,953,988	December 31, 2018
ON BlackRock Advantage Large Cap Core Portfolio (Survivor Fund)	$155,344,616	December 31, 2018
ON BlackRock Advantage Large Cap Core Portfolio (Pro Forma Combined Fund)*	$506,528,958	December 31, 2018

*	Includes the net assets of the ON Capital Appreciation Portfolio, also a series of the Corporation.

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on December 31, 2018. For purposes of this presentation, the actual fees and expenses of the Target Fund and Survivor Fund (as a percentage of annual average net assets) are being compared to the pro forma fees and expenses. No adjustments were made to the actual expenses of the Target Fund or Survivor Fund to reflect updates to management

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fees to either Fund subsequent to December 31, 2018. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees	$(508,428)	(0.10%)
Custodian fees	(15,900)	0.00	%(1)(2)
Professional fees	(38,710)	(0.01	%)(1)
Accounting fees	(2,800)	0.00	%(1)(2)
Administration fees	(37,000)	(0.01	%)(1)
Printing and filing fees	(4,240)	0.00	%(1)(2)
Compliance expense	(27,288)	0.00	%(2)

Total Pro Forma Net Expense Adjustment	$(634,366)	(0.12%)

(1)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(2)	Rounds to less than (0.01%).

As a result of the Reorganization, we do not anticipate that portfolio securities will be purchased or sold to reposition the Combined Fund’s investment holdings.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4 — Reorganization Costs

The costs of the Reorganization will be borne by Ohio National. The costs of the Reorganization include legal counsel fees, independent accountant fees and expenses relating to the printing and mailing of this Information Statement/Prospectus, but do not include any portfolio transaction costs, such as brokerage fees arising from the Reorganization. As a result of the Reorganization, we do not anticipate that portfolio securities will be purchased or sold to reposition the Combined Fund’s investment holdings.

Note 5 — Accounting Survivor

The Survivor Fund will be the accounting survivor. The Combined Fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

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One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 513.794.6100 ohionational.com

[                     ], 2019

We’re contacting you to notify you that the Board of Directors (the “Board”) of the Ohio National Fund, Inc. has approved mergers involving several portfolios available within your Ohio National individual or group variable annuity contract, or variable universal life insurance policy or your National Security individual variable annuity contract or variable universal life insurance policy. The Board, after careful consideration, concluded that the mergers are in the best interests of the portfolios and their shareholders and will result in benefits to the shareholders, in part because the resulting portfolios will offer lower annual operating expenses, with managers who have proven performance.

You are receiving this notice because you have funds allocated to the affected target portfolio below. As of the close of business on August 23, 2019, or on such later date as may be deemed necessary in the judgment of the Board, any assets remaining within the target portfolio below will be transferred to the survivor portfolio and contract values that you have allocated to the target portfolio immediately prior to the merger will be allocated to the survivor portfolio. The survivor portfolio pursues similar investment strategies to the target portfolio.

Target Portfolio	Survivor Portfolio
ON ClearBridge Small Cap Portfolio	ON BlackRock Advantage Small Cap Growth Portfolio

These changes will take place automatically, and any future allocations on your contract or policy that are impacted will also be updated automatically. As a result, please note that you do not need to take any action at this time, unless you would prefer to reallocate your assets to other portfolios prior to the transfer. You may change investment allocations at any time by contacting customer service at the appropriate number below. No sales charges, redemption fees or other transaction fees will result from the transfer.

Learn more

For additional information, please see the enclosed Information Statement/Prospectus or contact one of our customer service teams. Objective, strategy and fee information for the merged portfolios will also be available online at fundinfo.ohionational.com.

Customer Service Number
ONcore individual variable annuity contracts	888.925.6446
NScore individual variable annuity contracts	877.446.6020
Variable universal life insurance policies	800.366.6654
Group variable annuity contracts	877.777.1112

Sincerely,

Michael J. DeWeirdt

President

Ohio National Fund, Inc.

INFORMATION STATEMENT FOR

ON CLEARBRIDGE SMALL CAP PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

PROSPECTUS FOR

ON BLACKROCK ADVANTAGE SMALL CAP GROWTH PORTFOLIO,

A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

DATED [                    ], 2019

RELATING TO THE REORGANIZATION OF

ON CLEARBRIDGE SMALL CAP PORTFOLIO WITH AND INTO

ON BLACKROCK ADVANTAGE SMALL CAP GROWTH PORTFOLIO,

EACH A SERIES OF OHIO NATIONAL FUND, INC.

This Combined Prospectus/Information Statement is furnished to you as an owner of a variable annuity contract or variable life insurance policy (collectively, “variable contracts”) having contract values allocated to the ON ClearBridge Small Cap Portfolio (the “Target Fund”), a class (herein referred to as “series”) of Ohio National Fund, Inc., a Maryland corporation (the “Corporation”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the ON BlackRock Advantage Small Cap Growth Portfolio (the “Survivor Fund”), also a series of the Corporation (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund” or “Portfolio,” and together, the “Funds” or “Portfolios.” The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. The separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”, and together with ONLI, “Ohio National Life”) and National Security Life and Annuity Company (“National Security” or “NSLAC”) and portfolios of the Corporation hold all Target Fund and Survivor Fund shares for the benefit of all owners of variable contracts. For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to such contract owners and to the separate accounts of Ohio National Life and National Security, unless the context otherwise requires.

The Board of Directors of the Corporation (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Reorganization is expected to take effect on or about [                    ], 2019, or as soon as possible thereafter. The Survivor Fund pursues an investment objective substantially similar to that of the Target Fund, and the principal investment strategies of the Funds are also substantially similar. The investment objective of the Target Fund is to seek long-term capital appreciation and the investment objective of the Survivor Fund is to seek long-term growth of capital. Each Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of small capitalization companies. The primary differences between the two investment strategies are that the Target Fund invests primarily in common stocks and other equity securities, including real estate securities, of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics and may invest in foreign equity securities, and the Survivor Fund invests primarily in common stocks of small capitalization growth companies. For more information on each Fund’s investment objectives and strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated [            ], 2019 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed simultaneously with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Corporation toll free at 1-800-366-6654.

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In addition, each of the following documents has been filed with the SEC and is incorporated herein by reference:

•	the Prospectus related to the Target Fund and Survivor Fund, dated May 1, 2019, filed April 25, 2019 on Form N-1A, Post-Effective Amendment No. 87 (File Nos. 811-3015; 2-67464);

•

the Statement of Additional Information related to the Target Fund and Survivor Fund, dated May 1, 2019, filed April 25, 2019 on Form N-1A, Post-Effective Amendment No. 87 (File Nos. 811-3015; 2-67464);

•

the Annual Report to shareholders of Ohio National Fund, Inc. related to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2018, filed March 6, 2019, on Form N-CSR (File No. 811-3015), which has previously been sent to shareholders of the Target Fund and Survivor Fund; and

•

the Semi-Annual Report to shareholders of Ohio National Fund, Inc. related to the Target Fund and Survivor Fund for the fiscal period ended June 30, 2018, filed September 5, 2018, on Form N-CSRS (File No. 811-3015), which has previously been sent to shareholders of the Target Fund and Survivor Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC. The Reorganization SAI, as well as the Corporation’s Prospectus, Statement of Additional Information and annual and semi-annual reports, are available upon request and without charge by writing to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling toll-free at 1-800-366-6654. They are also available, free of charge, at the Corporation’s website at www.ohionational.com. Information about the Corporation can also be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained at prescribed rates, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information Services, F Street, N.E., Washington, D.C. 20549.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT [                    ], 2019.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Corporation, organized under the laws of the state of Maryland, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate classes (herein referred to as “series”) of the Corporation. The investment objective of the Target Fund is to seek long-term capital appreciation and the investment objective of the Survivor Fund is to seek long-term growth of capital.

Ohio National Investments, Inc. (“Ohio National”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Fund. The Target Fund is managed by the Target Fund’s sub-adviser, ClearBridge Investments, LLC, (“ClearBridge”) and the Survivor Fund is managed by the Survivor Fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”); BlackRock and ClearBridge are each referred to as a “Sub-Adviser”).

Albert Grosman, a Managing Director and Portfolio Manager at ClearBridge, has been a co-portfolio manager of the Target Fund since September 2015. Brian Lund, CFA, a Managing Director and Portfolio Manager at ClearBridge, has been a co-portfolio manager of the Target Fund since September 2015. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Survivor Fund since February 2019, and they are expected to continue the day-to-day management of the Combined Fund following the Reorganization.

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security and portfolios of the Corporation in connection with Ohio National Life and National Security’s variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).

The Reorganization.

The Proposed Reorganization. The Board, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Corporation.

When the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization. Contract values that you have allocated to the Target Fund immediately prior to the Reorganization will be allocated to the Survivor Fund. As a result of the Reorganization, a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because the Corporation believes that it is no longer feasible to manage the Target Fund as a separate series of the Corporation. The Target Fund is a redundant product offering. The Survivor Fund has a substantially similar investment objective and substantially similar principal investment strategies as the Target Fund. Following the Reorganization, the Combined Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders. As a result, the Corporation believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

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In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Directors, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at meetings held on May 16, 2019 and June19, 2019.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•

after the Reorganization, shareholders will be invested in the Combined Fund with a substantially similar investment objective and substantially similar principal investment strategies to the Target Fund;

•

a mutual fund managed by the sub-adviser to the Survivor Fund using identical investment strategies (this fund was used for comparison purposes because the sub-adviser took over management of the Survivor Fund on February 1, 2019) outperformed the Target Fund, in average annual total return for periods ended March 31, 2019, by 1.35% over the 1-year period and 0.42% over the 3-year period;

•	the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size;

•	the advisory fee for the Combined Fund is expected to be 0.07% less than the advisory fee for the Target Fund;

•	the Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	the Reorganization is not expected to result in any tax consequences to the owners of variable contracts;

•	neither the Target Fund nor the Survivor Fund and their respective shareholders will bear any of the costs of the Reorganization; and

•	the Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund Shares.

The Board, including all of the Independent Directors, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Directors of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Directors of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

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Investment Objectives and Principal Investment Strategies

The Funds have substantially similar investment objectives and investment strategies. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund. See “Comparison of the Target Fund and Survivor Fund — Comparison of Investment Objectives and Principal Investment Strategies” below.

The investment objective of the Target Fund is to seek long-term capital appreciation and the investment objective of the Survivor Fund is to seek long-term growth of capital. Each Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of small capitalization companies. The primary differences between the two investment strategies are that the Target Fund invests primarily in common stocks and other equity securities, including real estate securities, of small capitalization companies, or in other investments that the portfolio managers believe have similar economic characteristics, and may invest in foreign equity securities, and the Survivor Fund invests primarily in common stocks of small capitalization growth companies. Also, the Funds are managed by different sub-advisers. For information on risks, see “Comparison of the Target Fund and Survivor Fund — Risks of the Funds”, below. The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Funds. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. These tables do not reflect fees or expenses that may be charged in connection with variable contracts issued by Ohio National Life and National Security that offer each Fund as an underlying investment option. If such charges were included, the following fees and expenses would be higher. The Annual Fund Operating Expenses table and Example table shown below are based on expenses incurred during each Fund’s fiscal year ended December 31, 2018, assuming the current advisory fees for the Survivor Fund had been in effect throughout 2018. The Target Fund and the Survivor Fund columns show expenses based on the average daily net assets of the applicable Fund for fiscal year 2018. The pro forma column shows expenses of the Combined Fund based on the combined assets of the Target Fund and the Survivor Fund on December 31, 2018 as if the Reorganization had occurred on that date, and assumes that the current advisory fees for the Survivor Fund had been in effect for the Combined Fund on December 31, 2018. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund	Pro Forma Combined Fund
Management Fees	0.84%	0.78%	0.77%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other expenses	0.06%	0.20%	0.06%

Total Annual Fund Operating Expenses	0.90%	0.98%	0.83%

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EXAMPLE

This Example is intended to help you compare the cost of investing your variable contract assets in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$92	$287	$498	$1,108
Survivor Fund	$100	$312	$542	$1,201
Pro Forma — Combined Fund	$85	$265	$460	$1,025

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 41% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 201% of the average value of its portfolio.

Federal Tax Consequences

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is expected that the Reorganization will not be a taxable event for owners of variable contracts, regardless of the tax status of the Reorganization, and any dividend declared as described below will not be taxable to owners of variable contracts.

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds or the insurance company separate accounts that hold shares of the Funds as a direct result of the Reorganization. However, because the Reorganization will cause the Target Fund’s tax year to end on a date earlier than the last day of its normal tax year, the Reorganization may accelerate distributions from the Target Fund to the insurance company separate accounts as shareholders of the Target Fund. In particular, the Target Fund will recognize net gains or losses on the sales of any securities (net of any available capital loss carryforwards) in the period ending on the closing date, and, on or before that date, the Target Fund must declare a dividend paying out any such net gains, together with any other undistributed income or gains, to the insurance company separate accounts as shareholders of the Target Fund. Also, to the extent that the Target Fund holds any securities that are marked to market in connection with the Reorganization, it will recognize and be required to pay out any net gain from such securities. The insurance company separate accounts, as shareholders, and the owners of variable contracts, are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Purchase and Redemption of Fund Shares” and “—Frequent Purchases and Redemption of Fund Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

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Principal Investment Risks

Because of their substantially similar principal investment strategies, the primary risks associated with an investment in the Survivor Fund are similar to those associated with an investment in the Target Fund. Primary investment risks for both Funds include market risk, small capitalization company risk and issuer risk. However, the Target Fund also has value strategy risk, sector risk, foreign investments risk, emerging markets risk, liquidity risk, real estate risk and special risks of companies undergoing reorganization, restructuring or a spin-off. The Survivor Fund also has medium capitalization company risk, growth strategy risk, and high portfolio turnover risk. More information on each of these types of investment risks can be found under “Comparison of the Target Fund and Survivor Fund — Risks of the Funds” below.

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund. The investment objective of the Target Fund is to seek long-term capital appreciation.

Under normal circumstances, the Target Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks and other equity securities, including real estate securities, of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics. Small capitalization companies are those companies whose market capitalizations at the time of investment do not exceed the highest month-end market capitalization value of any stock in the Russell 2000® Index for the previous 12 months. The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

Under normal circumstances, the Target Fund’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase. The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment. The Target Fund will not invest more than 20% of its total assets in securities of companies that, at the time of investment, are involved in reorganizations or restructurings in connection with bankruptcy proceedings. The portfolio managers follow a valuation driven discipline in selecting securities, and therefore seek to purchase securities at discounts to the portfolio managers’ assessment of their intrinsic value. The Target Fund may invest in foreign equity securities, including securities of emerging market issuers. The Target Fund is managed by ClearBridge under a sub-advisory agreement with Ohio National. Prior to September 25, 2015, the Target Fund was known as the Capital Growth Portfolio and was managed by a different sub-adviser. From September 25, 2015 through June 30, 2018, the Fund was managed by ClearBridge, LLC. Effective July 1, 2018, all of ClearBridge, LLC’s rights and obligations under the sub-advisory agreement for the Fund were transferred to ClearBridge, an affiliated investment adviser.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Survivor Fund. The investment objective of the Survivor Fund is to seek long-term growth of capital.

The Survivor Fund invests primarily in common stocks of small capitalization growth companies. Under normal circumstances, the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous 12 months). As of December 31, 2018, the capitalization range of the Russell 2000® Index was between $7.89 million and $6.25 billion. The Fund is actively managed by BlackRock under a sub-advisory agreement with Ohio National. BlackRock began managing the Survivor Fund in February 2019.

BlackRock seeks to pursue the Survivor Fund’s investment objective by investing primarily in common stock, focusing on small capitalization companies that BlackRock believes have above average prospects for earnings growth. BlackRock invests in a disciplined manner, by using proprietary return forecast models that

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incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Survivor Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Survivor Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Survivor Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

Comparison of Investment Objectives and Principal Investment Strategies

The Survivor Fund pursues an investment objective substantially similar to that of the Target Fund, and the investment strategies of the Funds are also substantially similar. The investment objective of the Target Fund is to seek long-term capital appreciation and the investment objective of the Survivor Fund is to seek long-term growth of capital. Each Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of small capitalization companies. The primary differences between the two investment strategies are that the Target Fund invests primarily in common stocks and other equity securities, including real estate securities, of small capitalization companies, or in other investments that the portfolio managers believe have similar economic characteristics, and may invest in foreign equity securities, and the Survivor Fund invests primarily in common stocks of small capitalization growth companies. Also, the Funds are managed by different sub-advisers.

The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund
Principal Investment Objective	Principal Investment Objective
The Target Fund seeks long-term capital appreciation.	The Survivor Fund seeks long-term growth of capital.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Target Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks and other equity securities, including real estate securities, of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics. Small capitalization companies are those companies whose market capitalizations at the time of investment do not exceed the highest month-end market capitalization value of any stock in the Russell 2000® Index for the previous 12 months.

The Survivor Fund invests primarily in common stocks of small capitalization growth companies. Under normal circumstances, the Survivor Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous 12 months).

The Target Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.	Does not use this strategy.

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Under normal circumstances, the Target Fund’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase.	Does not use this strategy.

The Target Fund will not invest more than 20% of its total assets in securities of companies that, at the time of investment, are involved in reorganizations or restructurings in connection with bankruptcy proceedings.

Does not use this strategy.

The Target Fund may invest in foreign equity securities, including securities of emerging market issuers.	Does not use this strategy.

Does not use this strategy.

BlackRock seeks to pursue the Survivor Fund’s investment objective by investing primarily in common stock, focusing on small capitalization companies that BlackRock believes have above average prospects for earnings growth. BlackRock invests in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Survivor Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Survivor Fund by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

Fundamental Investment Policies

The fundamental investment policies of the Target Fund and Survivor Fund are identical and cannot be changed without shareholder approval. Each Fund:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio’s total assets at the time the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

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4. Will not underwrite securities of other issuers, except to the extent that a Portfolio may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of Portfolio securities or when selling its own shares.

5. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

6. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning Portfolio securities.

7. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

The Combined Fund will have the same fundamental investment policies.

Risks of the Funds

The following are the main risks involved in an investment in both Funds:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

In addition to the risks for both Funds above, the Target Fund has the following main risks involved in an investment in the Target Fund:

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

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Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Real Estate Risk — Real estate securities may include the risks of direct ownership of real estate. These include declines in real estate values, changing economic conditions and increasing interest rates.

Special Risks of Companies Undergoing Reorganization, Restructuring or a Spin-off — Investing in companies undergoing reorganization, restructuring or a spin-off involves special risks including that the transaction may not be completed on the terms or time frame contemplated (if at all), it may be difficult to obtain information on the financial condition of such companies, the issuer’s management may be addressing a type of situation with which it has little experience, and the fact that the market price of such securities are subject to above-average price volatility.

In addition to the risks for both Funds above, the Survivor Fund has the following main risks involved in an investment in the Survivor Fund:

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Performance History

The accompanying bar charts and tables provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each of the last ten years and each Fund’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

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Target Fund

During the period shown in the bar chart, the Target Fund’s highest return for a quarter was 20.80%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -21.71%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years		10 Years
ON ClearBridge Small Cap Portfolio	-9.24%	5.43%		13.27%
Russell 2000® Index	-11.01%	4.41	%`	11.97%

Survivor Fund

During the period shown in the bar chart, the Survivor Fund’s highest return for a quarter was 24.26%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -25.38%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON BlackRock Advantage Small Cap Growth Portfolio	-5.18%	4.14%	11.35%
Russell 2000® Growth Index	-9.31%	5.13%	13.52%

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The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Index Used by the Target Fund

Russell 2000® Index — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index includes the 2,000 firms from the Russell 3000® Index with the smallest market capitalizations. The Russell 3000® Index represents 98% of the investable U.S. equity market.

Description of Benchmark Index Used by the Survivor Fund

Russell 2000® Growth Index — The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes the Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index includes the 2,000 firms from the Russell 3000® Index with the smallest market capitalizations. The Russell 3000® Index represents 98% of the investable U.S. equity markets.

Management of the Funds

Adviser

Ohio National is a wholly-owned subsidiary of ONLI. Ohio National uses ONLI’s investment personnel and administrative systems. That is to say the personnel of Ohio National are employees of ONLI who provide investment services to Ohio National. Ohio National has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242.

ONLI provides its investment personnel, systems and related services to Ohio National at cost. This is done under a service agreement among ONLI, Ohio National and the Corporation, on behalf of the Funds. These services are paid for by Ohio National, not the Funds. Ohio National provides portfolio management, investment advice and administrative services to the Funds. This is done under an investment advisory agreement.

As compensation for its services to the Funds, Ohio National receives monthly fees from the Funds at annual rates on the basis of each Fund’s average daily net assets during the month for which the fees are paid. The current fee schedule for the Funds is set forth below. In 2018, the Target Fund paid Ohio National at an effective annualized rate of 0.84% on its average daily net assets and the Survivor Fund paid Ohio National at an effective annualized rate of 0.85% on its average daily net assets. The advisory fee for the Survivor Fund was reduced effective February 1, 2019 to the rates shown below. The Combined Fund’s annualized fee rate would have been 0.77% of the combined assets of the Target Fund and Survivor Fund on December 31, 2018, assuming that the Reorganization had occurred on that date and the current advisory fees for the Survivor Fund had been in effect for the Combined Fund on that date.

Advisory Fee Schedule
Target Fund	Survivor Fund	Combined Fund
0.85% of first $200 million	0.78% of first $100 million	0.78% of first $100 million
0.80% of next $300 million	0.75% of next $400 million	0.75% of next $400 million
0.75% over $500 million	0.70% over $500 million	0.70% over $500 million

A discussion regarding the basis for the Board approving the advisory agreement is made available in each Fund’s Annual or Semi-Annual Report. Details of the approval are discussed in the Annual or Semi-Annual Report following the approval.

Sub-Adviser

Ohio National selects sub-advisers for the Funds, subject to the approval of the Board, including a majority of the Independent Directors.

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A discussion regarding the basis for the Board approving the sub-advisory agreement with each Sub-Adviser is available in each Fund’s Annual or Semi-Annual Report. Details of the approval are discussed in the Annual or Semi-Annual Report following the approval.

The SEC has issued an order to the Corporation and Ohio National permitting Ohio National, subject to the Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change.

Ohio National monitors the compliance of the Sub-Advisers with the investment objectives and policies of the applicable Fund. Ohio National reviews the performance of the Sub-Advisers to assure continuing quality of performance. At least once each calendar quarter, Ohio National reports to the Board regarding the performance and compliance of the Sub-Advisers.

As compensation for sub-advisory services, Ohio National pays fees to the Sub-Advisers. These fees are paid from Ohio National’s assets and do not affect the Funds’ expenses. The sub-advisory fees are calculated as a percentage of the Fund assets managed by each Sub-Adviser. In 2018, Ohio National paid ClearBridge at an effective annualized rate of 0.54% on the Target Fund’s average daily net assets and paid the then sub-adviser of the Survivor Fund at an effective annualized rate of 0.50% on the Survivor Fund’s average daily net assets. BlackRock became the sub-adviser of the Survivor Fund on February 1, 2019, and the sub-advisory fees for the Survivor Fund were reduced at that time. The annualized sub-advisory fee rate of the Combined Fund will be that of the Survivor Fund, which would have been 0.45% of the combined assets of the Target Fund and the Survivor Fund on December 31, 2018, assuming that the Reorganization had occurred on that date and the current sub-advisory fees for the Survivor Fund had been in effect for the Combined Fund on that date.

Portfolio Managers

Target Fund. ClearBridge has managed the Target Fund since July 1, 2018. ClearBridge is located at 620 8th Avenue, 48th Floor, New York, NY 10018. It was founded in 1982 to manage equity mutual funds. ClearBridge is wholly owned by Legg Mason, Inc. Before September 25, 2015, the Target Fund was managed by Eagle Asset Management, Inc. From September 25, 2015 through June 30, 2018, the Target Fund was managed by ClearBridge, LLC. Effective July 1, 2018, all of ClearBridge, LLC’s rights and obligations under the sub-advisory agreement for the Target Fund were transferred to ClearBridge, an affiliated investment adviser.

Albert Grosman has been a co-portfolio manager of the Target Fund since September 2015. Mr. Grosman is a Managing Director and Portfolio Manager at ClearBridge. Mr. Grosman joined ClearBridge in 2007. Prior to joining the firm, he worked as an equity analyst specializing in small and mid-cap companies with Long Trail Investment Management, Phinity Capital, Cyllenius Capital Management (which was acquired by BlackRock Inc.) and Fidelity Management & Research. During his tenure at Fidelity, Mr. Grosman was a member of the Small Cap team and from 1997 to 1999 was a portfolio manager. Over the years, Mr. Grosman has gained broad based research experience with coverage responsibilities across multiple industries, including: consumer durables, consumer discretionary, technology and health care. His previous responsibilities include international market research, focused on Latin America. Mr. Grosman obtained a BBA in Business Administration from Emory University and an MBA from Columbia Business School. Mr. Grosman has over 25 years of investment industry experience.

Brian Lund, CFA has been a co-portfolio manager of the Target Fund since September 2015. Mr. Lund is a Managing Director and Portfolio Manager at ClearBridge. Mr. Lund joined ClearBridge in 2004. Previously, he worked for Morningstar Inc. as an Equity Analyst covering autos, gaming, lodging, and leisure firms, and as a Mutual Fund Analyst. Mr. Lund was also a Writer/Analyst at the Motley Fool, an online investment service. Mr. Lund earned a BA in Greek and Latin from the University of Minnesota and an MA in Latin from the University of North Carolina at Chapel Hill. He received the CFA designation in 2005. Mr. Lund has over 18 years of investment industry experience.

Survivor Fund. BlackRock has managed the Survivor Fund since February 1, 2019. BlackRock is located at 1 University Square, Princeton, New Jersey 08540. BlackRock is an indirect, wholly-owned subsidiary and affiliate of BlackRock, Inc. BlackRock, Inc. and its affiliates had approximately $6 trillion in investment company and other portfolio assets under management as of December 31, 2018.

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The portfolio managers of the Survivor Fund are Raffaele Savi and Travis Cooke, CFA. Raffaele Savi is a Managing Director and the Co-CIO of Active Equity and Co-Head of Systematic Active Equity of BlackRock. Mr. Savi’s service with the firm dates back to 2006, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, Mr. Savi was global head of portfolio management for active equities. Previously, he was head of investments for European active equities. Prior to BlackRock, from January 1998 to January 2005, Mr. Savi was CEO of Capitalia Investment Management and previously CIO of Capitalia Asset Management. From 2002 to 2006, Mr. Savi was Adjunct Professor of Quantitative Finance at the University of Rome. Mr. Savi earned a degree in electronic engineering from the University of Rome in 1997.

Travis Cooke, CFA is a Managing Director and the Head of the US portfolio management group within the Systematic Active Equity (SAE) team of BlackRock. Mr. Cooke joined the firm in 1999, which includes his years with BGI. At BGI, Mr. Cooke was a portfolio manager for various developed market strategies within the Alpha Strategies Group. Mr. Cooke earned a BA degree in business economics from the University of California at Santa Barbara in 1998, and an MSc in finance from London Business School in 2008. He is a CFA charterholder.

Other Service Providers

The Funds use the same service providers. State Street Bank and Trust Company is each Fund’s accounting agent and custodian. Information about the Funds’ accounting agent and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund. Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Purchase and Redemption of Fund Shares

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Funds as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Funds you select.

The net asset value of each Fund is computed by dividing the total market value of the securities held in that Fund, plus any cash or other assets less all liabilities of the Fund, by the number of shares outstanding for that Fund. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board believes reflects their fair value. This is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of the Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when Fund shares cannot be purchased or redeemed.

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Frequent Purchases and Redemption of Fund Shares

The Corporation, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Funds can disrupt Fund investment strategies and increase each Fund’s operating expenses. In addition, excessive trading can lower overall Fund performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Funds. Certain funds may be more susceptible to attempted market timing and excessive trading. Typically, funds holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Corporation has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Funds are not designed to accommodate excessive trading practices. The Corporation, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which they believe represent excessive or disruptive trading and will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If they are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all, of the steps they may take to discourage excessive trading and market timing. The Board has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Funds. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the Funds involved in the transfer;

•	The investment objectives of the particular Funds involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Funds. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

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Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Corporation believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Corporation, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Funds are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Corporation to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Corporation receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Corporation may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If the Corporation, Ohio National Life or National Security are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

The Corporation may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than are currently adopted by Ohio National Life, National Security or the Corporation.

Dividends, Distributions and Taxes

Each Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Corporation’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Corporation will not be subject to federal income tax. Each year the Corporation distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Fund shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59 1/2 may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The Statement of Additional Information also has more information regarding the tax status of the Funds.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Funds is December 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement at Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of the Corporation relating to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2018, which have been audited by KPMG LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Corporation relating to the Target Fund and Survivor Fund for the six months ended June 30, 2018, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

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INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Corporation.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of the Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund all of its assets in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Corporation.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the close of business (4:00 p.m. Eastern Time) on the Closing Date, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•

after the Reorganization, shareholders will be invested in the Combined Fund with a substantially similar investment objective and substantially similar principal investment strategies to the Target Fund;

•

a mutual fund managed by the sub-adviser to the Survivor Fund using identical investment strategies (this fund was used for comparison purposes because the sub-adviser took over management of the Survivor Fund on February 1, 2019) outperformed the Target Fund, in average annual total return for periods ended March 31, 2019, by 1.35% over the 1-year period and 0.42% over the 3-year period;

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•	the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size;

•	the advisory fee for the Combined Fund is expected to be 0.07% less than the advisory fee for the Target Fund;

•	the Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	the Reorganization is not expected to result in any tax consequences to the owners of variable contracts;

•	neither the Target Fund nor the Survivor Fund and their respective shareholders will bear any of the costs of the Reorganization; and

•	the Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund Shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is not anticipated that the owners of variable contracts will experience any tax liability or other tax effect, as a direct result of the Reorganization.

Moreover, the Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code, pursuant to which no gain or loss will be recognized by the Funds or the insurance company separate accounts for federal income tax purposes. As a result of the Reorganization, it is anticipated that the Survivor Fund will succeed to the tax attributes of the Target Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

A tax ruling from the Internal Revenue Service regarding the Reorganization has not been, and will not be, requested. The owners of variable contracts and the insurance company separate accounts should consult their own tax advisers regarding the effect, if any, of the Reorganization in light of their particular circumstances. Also, because the above discussion relates only to federal income tax consequences of the Reorganization, those persons should also consult their tax advisers about foreign, state and local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Ohio National.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

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OTHER INFORMATION

Capitalization

The following table sets forth, as of December 31, 2018: (a) the audited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

Fund	Total Net Assets	Adjusted Net Assets	Shares Outstanding	Net Asset Value Per Share	Adjusted Net Asset Value Per Share
Target Fund	$126,188,711	$126,188,711	2,419,531	$52.15	$52.15
Survivor Fund	$25,461,965	$25,461,965	1,078,103	$23.62	$23.62
Pro Forma - Combined Fund	$151,650,676	$151,650,676	6,420,435	$23.62	$23.62

Shareholder Information

As of                 (the “Record Date”), there were                  shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
ONLI
ONLAC
NSLAC

As of the Record Date, there were                  shares of the Survivor Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned
ONLI
ONLAC
NSLAC

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are classes of the Corporation, a corporation organized under the laws of the state of Maryland. Under the Corporation’s organizational documents, the Corporation is authorized to issue 1,550,000,000 shares of common stock, with a par value of $1.00 per share, with 15,000,000 shares allocated to each of the Target Fund and Survivor Fund.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

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When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to Ohio National Fund, Inc., Attn: Secretary, One Financial Way, Montgomery, Ohio 45242. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund at a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of June 25, 2019, among OHIO NATIONAL FUND, INC., a Maryland corporation, with its principal place of business at One Financial Way, Montgomery, Ohio 45242 (“Corporation”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Target Funds” on Schedule A attached hereto (“Schedule A”) (each, a “Target Fund”) and Corporation on behalf of each series thereof listed under the heading “Survivor Funds” on Schedule A (each, a “Survivor Fund”); and, solely for purposes of paragraph 6, OHIO NATIONAL INVESTMENTS, INC., advisor to the Survivor Funds and Target Funds (“Ohio National”). (Corporation is sometimes referred to herein as an “Investment Company,” and each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund, and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf shall, be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Corporation (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

Corporation wishes to effect four reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the corresponding Survivor Fund listed on Exhibit A (as to each Target Fund, the “corresponding Survivor Fund”) in exchange solely for (a) shares of beneficial interest of that corresponding Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”). The consummation of any particular Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement, except paragraphs 3.1(a), 3.1(r), 3.2(a) and 3.2(m), refers only to a single Reorganization, one Target Fund, and one Survivor Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Investment Company’s board of directors (the “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Survivor Fund Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Target Fund Shares then outstanding; and

(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records — Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Ohio National pursuant to paragraph 6.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Survivor Fund’s shareholder records in the Shareholders’ names and transferring those Survivor Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Survivor Fund Shares having an aggregate NAV equal to the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Corporation shall not issue certificates representing the Survivor Fund Shares issued in connection with the Reorganization.

1.5 (a) The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(b) For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund’s net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c) All computations of value and NAV shall be made by State Street Bank and Trust Company (“State Street”), accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about August 23, 2019 (“Effective Time”). The Closing shall be held at the offices of State Street, 801 Pennsylvania Street, Kansas City, Missouri 64105.

2.2 Corporation shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Corporation shall direct its transfer agent to deliver at the Closing (a) to Corporation, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Corporation, a confirmation, or other evidence satisfactory to Corporation, that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Corporation shall deliver to Corporation and Ohio National, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3. REPRESENTATIONS AND WARRANTIES

3.1 Corporation, on Target Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Corporation;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Corporation will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Corporation, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Corporation, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) The (1) annual report of the Corporation for the fiscal year ended December 31, 2018, and the audited financial statements appearing therein, having been audited by KPMG LLP, independent registered public accounting firm and (2) semiannual report of the Corporation for the six months ended June 30, 2018, in each case fairly presents the financial condition and result of operations of the Target Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis;

(i) Since December 31, 2018, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k) Target Fund is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation does not have a fixed pool of assets; and each series thereof (including each Target Fund) is a managed portfolio of securities, and Ohio National has the authority to buy and sell securities for each Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Corporation;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(u) At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1/3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.2 Corporation, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Corporation.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Corporation, for the account of the Target Fund shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Corporation;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) Corporation, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or any Undertaking to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Corporation, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation will not have a fixed pool of assets; and each series thereof (including each Survivor Fund) will be a managed portfolio of securities, and Ohio National will have the authority to buy and sell securities for each Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1/3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act; and

(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Corporation, on behalf of each Target Fund, and Corporation, on behalf of each Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Corporation’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Ohio National, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

4. COVENANTS

4.1 Corporation covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Corporation covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Corporation covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Target Fund’s behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Corporation covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s investment company taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Corporation may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Ohio National shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Target Fund, or the Board, on behalf of the corresponding Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Target Fund or such Survivor Fund, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to a Target Fund or its corresponding Survivor Fund shall not affect the continued effectiveness of this Agreement with respect to any other Target Fund or Survivor Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Corporation, on behalf of each Target Fund, and Corporation, on behalf of the corresponding Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Survivor Fund’s behalf, or Corporation, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually, and that Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Corporation’s property attributable to and held for the benefit of any other series thereof. Corporation, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Corporation or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

OHIO NATIONAL FUND, INC., on behalf of each Target Fund listed on Schedule A

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President

OHIO NATIONAL FUND, INC., on behalf of each Survivor Fund listed on Schedule A

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President

SCHEDULE A

TARGET FUNDS	To be Reorganized into	SURVIVOR FUNDS
ON ICON Balanced Portfolio	→	ON BlackRock Balanced Allocation Portfolio

ON Capital Appreciation Portfolio	→	ON BlackRock Advantage Large Cap Core Portfolio

ON Equity Portfolio	→	ON BlackRock Advantage Large Cap Core Portfolio

ON ClearBridge Small Cap Portfolio	→	ON BlackRock Advantage Small Cap Growth Portfolio

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information for the fiscal years ended December 31 has been derived from the Corporation’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Corporation’s audited financial statements included in the Corporation’s Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
									Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments and futures contracts	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income (loss)	Expenses	Portfolio turnover rate
ON ClearBridge Small Cap Portfolio
Year ended December 31, 2018	$57.46	0.19	(5.50)	(5.31)	—	$52.15	-9.24%	$126.2	0.90%	0.19%	0.90%	41%
Year ended December 31, 2017	$51.21	0.20	6.05	6.25	—	$57.46	12.20%	$275.1	0.89%	0.30%	0.89%	46%
Year ended December 31, 2016	$40.00	0.22	10.99	11.21	—	$51.21	28.03%	$275.7	0.93%	0.92%	0.93%	51%
Year ended December 31, 2015	$41.01	(0.10)	(0.91)	(1.01)	—	$40.00	-2.46%	$94.0	1.01%	-0.29%	1.01%	126	% (a)
Year ended December 31, 2014	$40.03	(0.19)	1.17	0.98	—	$41.01	2.45%	$75.5	1.00%	-0.45%	1.00%	44%
ON BlackRock Advantage Small Cap Growth Portfolio (b)
Year ended December 31, 2018	$24.91	(0.26)	(1.03)	(1.29)	—	$23.62	-5.18%	$25.5	1.05%	-0.55%	1.05%	201%
Year ended December 31, 2017	$20.49	(0.21)	4.63	4.42	—	$24.91	21.57%	$56.8	0.98%	-0.55%	0.98%	196%

B-1

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
									Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments and futures contracts	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income (loss)	Expenses	Portfolio turnover rate
Year ended December 31, 2016	$19.60	(0.19)	1.08	0.89	—	$20.49	4.54%	$94.6	0.92%	-0.62%	0.92%	188%
Year ended December 31, 2015	$20.47	(0.11)	(0.76)	(0.87)	—	$19.60	-4.25%	$162.2	0.88%	-0.53%	0.88%	169%
Year ended December 31, 2014	$19.28	(0.09)	1.28	1.19	—	$20.47	6.17%	$179.1	0.88%	-0.45%	0.88%	178%

(a)

Effective September 25, 2015, the sub-adviser changed from Eagle Asset Management, Inc. to ClearBridge, LLC. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser contributed to a higher portfolio turnover rate for the year ended December 31, 2015 as compared to prior years.

(b)	Formerly named the ON Bryton Growth Portfolio.
#	Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

B-2

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2019

ON CLEARBRIDGE SMALL CAP PORTFOLIO

AND

ON BLACKROCK ADVANTAGE SMALL CAP GROWTH PORTFOLIO

each a series of Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

1-800-366-6654

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [            ], 2019 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Ohio National Fund, Inc. (the “Corporation”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report upon request. Requests should be directed to the Corporation at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654.

1

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Corporation, is contained in and incorporated by reference to the Statement of Additional Information dated May 1, 2019, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended June 30, 2018 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

3

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of December 31, 2018, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Plan of Reorganization”) as if the Reorganization occurred on December 31, 2018.

Target Fund	Survivor Fund
ON ClearBridge Small Cap Portfolio	ON BlackRock Advantage Small Cap Growth Portfolio

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Survivor Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 5,342,332 shares of the Survivor Fund had the Reorganization occurred on December 31, 2018.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Survivor Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As of Date
ON ClearBridge Small Cap Portfolio (Target Fund)	$126,188,711	December 31, 2018
ON BlackRock Advantage Small Cap Growth Portfolio (Survivor Fund)	$25,461,965	December 31, 2018
ON BlackRock Advantage Small Cap Growth Portfolio (Pro Forma Combined Fund)	$151,650,676	December 31, 2018

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on December 31, 2018. For purposes of this presentation, the actual fees and expenses of the Target Fund and Survivor Fund (as a percentage of annual average net assets) are being compared to the pro forma fees and expenses. No adjustments were made to the actual expenses of the Target Fund or Survivor Fund to reflect updates, if any, to management fees to either Fund subsequent to December 31, 2018. The pro forma information has been derived from the books

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and records used in calculating daily net asset values of the Target Fund and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees	$(103,827)	(0.07%)
Custodian fees	(8,450)	(0.01	%)(1)
Professional fees	(19,355)	(0.01	%)(1)
Accounting fees	(1,400)	0.00	%(1)(2)
Administration fees	(18,500)	(0.01	%)(1)
Printing and filing fees	(2,120)	0.00	%(1)(2)
Compliance expense	(12,208)	(0.01%)

Total Pro Forma Net Expense Adjustment	$(165,860)	(0.11%)

(1)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(2)	Rounds to less than (0.01%).

As a result of the Reorganization, certain portfolio securities will be purchased and sold to reposition the Combined Fund’s investment holdings. The repositioning is intended to provide for optimal performance and conformity to the Combined Fund’s investment strategy and the stock selection criteria of the sub-adviser. We estimate the brokerage commissions associated with these security transactions to be $91,000, which will be borne by the Combined Fund. The repositioning costs are expected to have a net asset value impact of $0.01 per share on the pro forma shares of the Combined Fund outstanding as of December 31, 2018.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4 — Reorganization Costs

The costs of the Reorganization will be borne by Ohio National. The costs of the Reorganization include legal counsel fees, independent accountant fees and expenses relating to the printing and mailing of this Information Statement/Prospectus, but do not include any portfolio transaction costs, such as brokerage fees arising from the Reorganization. As a result of the Reorganization, certain portfolio securities will be purchased and sold to reposition the Combined Fund’s investment holdings. The repositioning is intended to provide for optimal performance and conformity to the Combined Fund’s investment strategy and the stock selection criteria of the sub-adviser. We estimate the brokerage commissions associated with these security transactions to be $91,000, which will be borne by the Combined Fund. The repositioning costs are expected to have a net asset value impact of $0.01 per share on the pro forma shares of the Combined Fund outstanding as of December 31, 2018.

Note 5 — Accounting Survivor

The Survivor Fund will be the accounting survivor. The Combined Fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

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Part C

Other Information

ITEM 15. Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant’s By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant’s By-laws and Section 2-418 of the Maryland General Corporation Law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a manager, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant may maintain a standard and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Directors and officers, and could cover its adviser and its affiliates, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16. Exhibits

(1)(a) Articles of Restatement of Registrant were filed as Exhibit (a)(1) of Registrant’s Form N-1A, Post-Effective Amendment No. 54 on April 25, 2008 and are incorporated by reference herein.

(1)(b) Supplementary Articles of Registrant were filed as Exhibit 99(2) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(2) Amended and Restated By-laws of the Registrant were filed as Exhibit 99(b)(1) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and are incorporated by reference herein.

(3) Not Applicable.

(4) Plan of Reorganization, dated June 25, 2019, is filed herewith as Exhibit 99(4).

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(5) None

(6)(a) Amended and Restated Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., as amended, was filed as Exhibit 99(d) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and is incorporated by reference herein.

(6)(b) Amendment to Investment Advisory Agreement to add the ON Model Portfolios was filed as Exhibit 99(d)(1) of the Registrant’s Form N-1A, Post-Effective Amendment No. 80, on March 1, 2017 and is incorporated by reference herein.

(6)(c) Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 82 on April 26, 2017 and is incorporated by reference herein.

(6)(d) Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(d) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(e) Sub-Advisory Agreement as to the ON Capital Appreciation Portfolio between Ohio National Investments, Inc. and Jennison Associates LLC was filed as Exhibit (d)(1) of the Registrant’s Form N-1A, Post-Effective Amendment No. 39, on February 4, 2000 and is incorporated by reference herein.

(6)(f) Amendment to the Sub-Advisory Agreement between Ohio National Investments, Inc. and Jennison Associates LLC was filed as Exhibit (d)(1)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(6)(g) Amended and Restated Sub-Advisory Agreement as to the ON ClearBridge Small Cap Portfolio between Ohio National Investments, Inc. and ClearBridge Investments, LLC was filed as Exhibit 99(d)(4) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(h) Sub-Advisory Agreement as to the ON ICON Balanced Portfolio between Ohio National Investments, Inc. and ICON Advisers, Inc. was filed as Exhibit (d)(11)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(6)(i) Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and ICON Advisers, Inc. was filed as Exhibit 99(d)(11)(a) of the Registrant’s Form N-1A, Post-Effective Amendment No. 57 on April 28, 2010 and is incorporated by reference herein.

(6)(j) Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Balanced Allocation Portfolio was filed as Exhibit 99(d)(17) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(k) Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Core Portfolio was filed as Exhibit 99(d)(18) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(l) Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Small Cap Growth Portfolio was filed as Exhibit 99(d)(20) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

(6)(m) Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON Equity Portfolio was filed as Exhibit 99(d)(21) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and are incorporated by reference herein.

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(7) None

(8) None

(9) Custody Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(1) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(10) None

(11) Opinion and consent of Thompson Hine LLP will be filed by amendment.

(12) Opinion and consent of Thompson Hine LLP will be filed by amendment.

(13) Administrative Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(15) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(14) Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit (99)(14).

(15)(a) Annual Report of the Registrant for the fiscal year ended December 31, 2018 was filed on Form N-CSR (File No. 811-3015) on March 6, 2019 and is incorporated by reference herein.

(15)(b) Semi-Annual Report of the Registrant for the fiscal period ended June 30, 2018 was filed on Form N-CSR (File No. 811-3015) on September 5, 2018 and is incorporated by reference herein.

(16) Powers of Attorney are filed herewith as Exhibit (99)(16).

ITEM 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montgomery, and State of Ohio on the 27th day of June, 2019.

OHIO NATIONAL FUND, INC. (Registrant)

By:	/s/ Kimberly A. Plante, Secretary
Kimberly A. Plante, Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Michael J. DeWeirdt Michael J. DeWeirdt	President (Principal Executive Officer)	June 27, 2019

*/s/ R. Todd Brockman R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	June 27, 2019

* /s/ Lawrence L. Grypp Lawrence L. Grypp	Director	June 27, 2019

* /s/ Geoffrey Keenan Geoffrey Keenan	Director	June 27, 2019

* /s/ Madeleine W. Ludlow Madeleine W. Ludlow	Director	June 27, 2019

* /s/ John J. Palmer John J. Palmer	Director	June 27, 2019

* /s/ George M. Vredeveld George M. Vredeveld	Director	June 27, 2019

/s/ Kimberly A. Plante Kimberly A Plante

*	Attorney in fact pursuant to Powers of Attorney, which have been filed herewith.

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Exhibits

(99)(4)	Plan of Reorganization

(99)(14)	Consent of Independent Registered Public Accounting Firm

(99)(16)	Powers of Attorney